UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,000.50	$ 2.43
HypotheticalA	$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Michigan Municipal Income Fund	.49%
Fidelity Michigan Municipal Money Market Fund	.55%

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.3	39.9
Escrowed/Pre-Refunded	24.7	23.8
Water & Sewer	15.8	15.5
Special Tax	7.3	7.3
Health Care	5.8	6.1
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	6.5	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.8	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 73.6%	AAA 74.8%
AA,A 22.7%	AA,A 22.7%
BBB 1.2%	BBB 0.5%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,084,867
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	650,289
		1,735,156
Michigan - 95.0%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,201,677
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,476,922
5% 3/1/18 (MBIA Insured)	1,440,000	1,509,869
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,804,000	3,435,545
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,223,767
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,249,200
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,120,000
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,115,462
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,447,158
5.25% 5/1/18	1,100,000	1,160,203
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,053,490
5% 5/1/17 (FSA Insured)	2,065,000	2,168,436
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755,000	1,867,724
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,707,464
5% 6/1/25 (AMBAC Insured)	1,775,000	1,833,415
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,758,901
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (c)	1,000,000	1,049,680
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,197,259
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (c)	5,000,000	5,305,500
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,081,664
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,227,648
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,052,810
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Constantine Pub. Schools:
5% 5/1/25	$ 1,130,000	$ 1,161,787
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,172,058
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,220,000	1,305,668
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,332,424
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,332,424
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,250,000	1,337,775
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,163,503
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,849,248
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,154,900
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,485,850
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,594,995
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,063,330
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	2,000,000	2,150,020
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	3,050,000	3,243,157
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,275,129
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,114,480
5% 9/30/12 (MBIA Insured)	4,765,000	4,978,663
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,647,060
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,473,601
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,911,453
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,073,352
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,083,820
5% 4/1/15 (AMBAC Insured)	3,800,000	3,978,866
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (c)	2,615,000	2,753,517
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,579,455
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,316,213
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	10,000,000	10,164,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A:
0% 7/1/14 (FGIC Insured)	$ 6,730,000	$ 4,988,747
5% 7/1/32 (FSA Insured)	535,000	548,059
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (c)	1,365,000	1,434,083
5.125% 7/1/31 (Pre-Refunded to 7/1/11 @ 100) (c)	8,020,000	8,361,572
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,143,384
5% 7/1/36 (FGIC Insured)	7,800,000	8,015,982
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,373,392
4.184% 7/1/32 (FSA Insured) (a)	5,000,000	5,000,000
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,078,710
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,151,220
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,435,483
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,844,785
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,249,623
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,754,320
6.5% 7/1/15 (FGIC Insured)	6,025,000	6,900,433
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,028,782
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,271,832
5% 5/1/28 (FSA Insured)	1,250,000	1,295,938
5% 5/1/29 (FSA Insured)	1,275,000	1,316,234
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,491,932
5% 5/1/17 (FSA Insured)	1,985,000	2,073,452
5.5% 5/1/17	1,690,000	1,774,652
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,654,503
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (c)	1,250,000	1,307,938
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,728,465
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,869,128
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,313,834
5% 10/1/17 (MBIA Insured)	1,320,000	1,377,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,000,000	$ 1,062,160
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,094,025
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,112,149
5% 5/1/17 (FSA Insured)	1,615,000	1,695,895
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,274,166
5% 5/1/17 (FSA Insured)	1,390,000	1,454,913
5% 5/1/19 (FSA Insured)	1,205,000	1,263,611
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,413,699
5% 5/1/18 (MBIA Insured)	1,505,000	1,565,140
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,287,441
5% 5/1/17 (FSA Insured)	1,230,000	1,283,284
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,284,264
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,284,264
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,229,708
5% 5/1/24 (MBIA Insured)	1,300,000	1,358,422
5% 5/1/28 (MBIA Insured)	4,300,000	4,475,827
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,685,463
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,099,720
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,153,400
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,020,220
5% 5/1/32 (MBIA Insured)	1,950,000	2,015,930
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,509,150
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,151,370
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,005,757
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,046,700
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,225,125
0% 5/1/11 (FGIC Insured)	5,830,000	4,971,766
0% 5/1/12 (FGIC Insured)	1,420,000	1,159,899
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Huron Valley School District: - continued
5.25% 5/1/16	$ 2,450,000	$ 2,597,074
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,354,678
5.25% 5/1/16 (FSA Insured)	1,500,000	1,623,075
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	3,961,817
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,471,715
5.375% 1/15/12	2,505,000	2,560,310
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,395,806
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,064,280
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,064,280
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (c)	1,150,000	1,210,352
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,441,940
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,112,738
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,032,860
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,309,400
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,149,250
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,860,318
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,046,680
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,040,000	2,104,342
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,248,556
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	478,765
5.5% 3/1/14	1,300,000	1,368,458
5.5% 3/1/15	1,985,000	2,084,032
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,028,080
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,138,900
Series A:
5% 11/15/09	650,000	660,810
5% 11/15/12	1,485,000	1,534,941
5% 11/15/14	1,000,000	1,037,960
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	1,945,000	2,053,025
6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,628,235
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,516,875
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	2,195,000	2,209,509
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,466,538
6% 8/15/08 (Escrowed to Maturity) (c)	1,130,000	1,138,396
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,274,399
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,516,875
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,114,900
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	1,023,750
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,140,430
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,770,038
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	593,381
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,533,541
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,831,335
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,045,360
5% 11/15/17	535,000	552,002
5% 11/15/18	725,000	744,437
5% 11/15/19	1,000,000	1,024,330
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,634,069
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,592,292
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.):
Series A, 4.75% 12/1/09 (FGIC Insured)	$ 6,000,000	$ 6,004,800
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,993,183
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,086,847
7.5% 11/1/09 (AMBAC Insured)	15,000	15,044
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,878,582
5% 10/1/23	5,000,000	5,135,950
5.375% 10/1/19	2,005,000	2,122,353
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (a)(b)	3,000,000	2,998,830
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,041,340
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,269,828
7% 5/1/21 (AMBAC Insured)	8,520,000	10,693,793
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,042,339
5.5% 11/1/16	3,000,000	3,300,510
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,401,700
5.25% 10/1/16 (FSA Insured)	3,000,000	3,168,210
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,382,460
Montague Pub. School District:
5.5% 5/1/16	430,000	454,643
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	609,828
5.5% 5/1/17	430,000	454,119
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	609,828
5.5% 5/1/19	430,000	453,422
5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	660,000	699,976
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,410,000	1,485,252
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,059,750
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,243,561
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,030,120
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	443,020
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev.: - continued
5% 11/1/20 (MBIA Insured)	$ 490,000	$ 515,701
5% 11/1/22 (MBIA Insured)	1,645,000	1,722,266
5% 11/1/23 (MBIA Insured)	1,290,000	1,347,586
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,617,019
5% 5/1/16 (FSA Insured)	1,475,000	1,543,883
5% 5/1/17 (FSA Insured)	3,675,000	3,863,197
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	294,482
5.5% 4/1/15 (FGIC Insured)	170,000	175,619
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,046,900
0% 5/1/13 (MBIA Insured)	1,700,000	1,332,307
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,515,000	1,585,417
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,501,500
5% 5/1/16 (MBIA Insured)	1,945,000	2,049,038
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,088,617
5% 5/1/16 (FSA Insured)	1,025,000	1,083,333
5.5% 5/1/14	1,000,000	1,071,210
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,069,230
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,913,420
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,243,561
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (c)	2,125,000	2,248,994
5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	2,175,000	2,301,911
Riverview Cmnty. School District:
5% 5/1/14	905,000	951,897
5% 5/1/15	955,000	1,003,906
5% 5/1/17	1,000,000	1,043,950
5% 5/1/18	1,000,000	1,041,550
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,125,000	1,193,141
5% 5/1/19 (MBIA Insured)	1,475,000	1,572,645
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	$ 2,000,000	$ 2,058,680
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,966,774
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,440,830
5% 4/1/19 (AMBAC Insured)	1,475,000	1,535,637
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (c)	1,065,000	1,129,507
South Haven Pub. Schools 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,350,000	1,416,569
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,058,350
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,181,351
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,088,714
Series B, 5.125% 5/1/16 (Pre-Refunded to 5/1/14 @ 100) (c)	2,780,000	2,953,027
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,794,962
Troy School District:
5% 5/1/15	2,135,000	2,244,333
5% 5/1/15 (MBIA Insured)	1,000,000	1,060,340
5% 5/1/16 (MBIA Insured)	1,000,000	1,063,720
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,060,340
5% 5/1/16 (MBIA Insured)	2,000,000	2,127,440
5% 5/1/17	3,000,000	3,130,170
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (c)	725,000	770,066
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,404,328
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,075,010
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,257,385
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,048,380
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	$ 1,000,000	$ 1,068,820
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	853,936
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,591,202
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,059,750
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,046,700
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	1,976,569
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,630,000	1,718,134
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,875,000	1,985,250
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,050,000	1,111,740
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,584,706
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,717,779
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,142,400
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,152,196
5% 5/1/17 (FGIC Insured)	1,500,000	1,581,255
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,119,237
		542,597,034
Puerto Rico - 1.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,534,600
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,750,375
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,107,910
		9,392,885
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 1,400,000	$ 1,374,296
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,740,647
		4,114,943
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $552,760,898)	557,840,018
NET OTHER ASSETS - 2.4%	13,592,310
NET ASSETS - 100%	$ 571,432,328
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 3,500,000	$ 84,128
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.3%
Escrowed/Pre-Refunded	24.7%
Water & Sewer	15.8%
Special Tax	7.3%
Health Care	5.8%
Others* (individually less than 5%)	10.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $552,760,898)		$ 557,840,018
Cash		8,296,164
Receivable for fund shares sold		251,064
Interest receivable		6,263,339
Swap agreements, at value		84,128
Prepaid expenses		1,257
Other receivables		85,915
Total assets		572,821,885

Liabilities
Payable for fund shares redeemed	$ 327,369
Distributions payable	709,076
Accrued management fee	175,334
Transfer agent fee payable	114,290
Other affiliated payables	37,064
Other payables and accrued expenses	26,424
Total liabilities		1,389,557

Net Assets		$ 571,432,328
Net Assets consist of:
Paid in capital		$ 566,149,618
Undistributed net investment income		149,413
Accumulated undistributed net realized gain (loss) on investments		(29,951)
Net unrealized appreciation (depreciation) on investments		5,163,248
Net Assets, for 49,310,602 shares outstanding		$ 571,432,328
Net Asset Value, offering price and redemption price per share ($571,432,328 ÷ 49,310,602 shares)		$ 11.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 12,564,704

Expenses
Management fee	$ 1,060,413
Transfer agent fees	227,887
Accounting fees and expenses	70,833
Custodian fees and expenses	4,111
Independent trustees' compensation	923
Registration fees	17,706
Audit	25,585
Legal	2,358
Miscellaneous	3,246
Total expenses before reductions	1,413,062
Expense reductions	(132,710)	1,280,352
Net investment income		11,284,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		248,281
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,286,472)
Swap agreements	84,128
Total change in net unrealized appreciation (depreciation)		(11,202,344)
Net gain (loss)		(10,954,063)
Net increase (decrease) in net assets resulting from operations		$ 330,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,284,352	$ 22,204,435
Net realized gain (loss)	248,281	3,038,896
Change in net unrealized appreciation (depreciation)	(11,202,344)	(1,411,938)
Net increase (decrease) in net assets resulting from operations	330,289	23,831,393
Distributions to shareholders from net investment income	(11,319,704)	(22,267,575)
Distributions to shareholders from net realized gain	(340,595)	(2,876,586)
Total distributions	(11,660,299)	(25,144,161)
Share transactions Proceeds from sales of shares	52,232,932	76,355,990
Reinvestment of distributions	7,345,400	16,630,117
Cost of shares redeemed	(48,685,497)	(85,289,779)
Net increase (decrease) in net assets resulting from share transactions	10,892,835	7,696,328
Redemption fees	421	1,406
Total increase (decrease) in net assets	(436,754)	6,384,966

Net Assets
Beginning of period	571,869,082	565,484,116
End of period (including undistributed net investment income of $149,413 and undistributed net investment income of $194,601, respectively)	$ 571,432,328	$ 571,869,082
Other Information Shares
Sold	4,446,288	6,468,719
Issued in reinvestment of distributions	626,288	1,409,257
Redeemed	(4,156,864)	(7,243,857)
Net increase (decrease)	915,712	634,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04	$ 11.47
Income from Investment Operations
Net investment income D	.229	.469	.472	.491	.513	.532
Net realized and unrealized gain (loss)	(.222)	.041	(.155)	(.026)	.180	.568
Total from investment operations	(.007)	.510	.317	.465	.693	1.100
Distributions from net investment income	(.230)	(.470)	(.472)	(.490)	(.513)	(.530)
Distributions from net realized gain	(.007)	(.060)	(.115)	(.085)	-	-
Total distributions	(.237)	(.530)	(.587)	(.575)	(.513)	(.530)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.59	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04
Total Return B, C	.05%	4.41%	2.67%	3.90%	5.87%	9.78%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.45% A	.44%	.45%	.48%	.49%	.48%
Net investment income	3.94% A	3.98%	3.94%	4.05%	4.22%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,432	$ 571,869	$ 565,484	$ 559,883	$ 561,394	$ 572,242
Portfolio turnover rate	18% A	17%	23%	12%	23%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	91.2	91.1	89.1
31 - 90	4.1	0.9	1.7
91 - 180	2.5	0.8	7.2
181 - 397	2.2	7.2	2.0
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Michigan Municipal Money Market Fund	18 Days	26 Days	21 Days
All Tax-Free Money Market Funds Average*	24 Days	26 Days	21 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 83.5%	Variable Rate Demand Notes (VRDNs) 83.0%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 0.7%
Tender Bonds 1.1%	Tender Bonds 0.8%
Municipal Notes 1.8%	Municipal Notes 4.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.1%
Other Investments 4.4%	Other Investments 3.8%
Net Other Assets 3.8%	Net Other Assets 4.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value
Michigan - 96.2%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,090,000	$ 5,090,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.78%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R4519, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,055,000	6,055,000
Dearborn School District Participating VRDN Series Merlots 07 C5, 3.79% (Liquidity Facility Bank of New York, New York) (a)(d)	5,000,000	5,000,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,080,000	3,080,000
Detroit City School District Participating VRDN:
ROC II R1033, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,300,000	2,300,000
Series PA 997, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series PT 3126, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,945,000	8,945,000
Series ROC II R4004, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,995,000	1,995,000
Series ROCS RR R 9015, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,470,000	3,470,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 3.87% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig. Bonds Series A, 5% 4/1/08 (FSA Insured)	11,775,000	11,888,797
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,027,796
Participating VRDN:
Series GS 06 100 TP, 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(d)	3,000,000	3,000,000
Series MACN 02 G, 3.79% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	15,500,000	15,500,000
Series Merlots 01 A103, 3.79% (Liquidity Facility Bank of New York, New York) (a)(d)	9,965,000	9,965,000
Series Merlots 06 B1, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,475,000	5,475,000
Series MT 324 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(d)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series PA 1183, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,000,000	$ 6,000,000
Series Putters 3756, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,000,000	1,000,000
Series RBC I-2, 3.78% (Liquidity Facility Royal Bank of Canada) (a)(d)	6,000,000	6,000,000
Series ROC II R 719 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,330,000	6,330,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series B, 5.1% 7/1/07 (MBIA Insured)	1,000,000	1,000,000
Participating VRDN:
Series Merlots 00 D, 3.79% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PT 3903, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.79% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.79% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,975,000	2,975,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.75%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,700,000	1,700,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)	2,230,000	2,230,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.76%, VRDN (a)	7,600,000	7,600,000
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
Lakeview School District Calhoun County:
Participating VRDN Series PT 1624, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,125,000	7,125,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Lakeview School District Calhoun County: - continued
Series B, 3.75% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	$ 6,850,000	$ 6,850,000
Michigan Bldg. Auth. Rev.:
Bonds Series II, 5.5% 10/15/08 (Pre-Refunded to 10/15/07 @ 101) (c)	10,000,000	10,154,777
Participating VRDN:
Series 06 156, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series AAB 05 33, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,995,000	5,995,000
Series EGL 01 2202, 3.8% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series EGL 06 0142, 3.8% (Liquidity Facility Citibank NA) (a)(d)	7,900,000	7,900,000
Series GS 07 34Z, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	6,325,000	6,325,000
Series MS 00 481X, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	2,670,000	2,670,000
Series PT 1954, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,495,000	8,495,000
Series PT 2177, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,070,000	6,070,000
Series PZ 140, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,430,000	9,430,000
Series ROC II R2064, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,965,000	6,965,000
Series ROC II R4057, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,200,000	2,200,000
Series ROC II R4551, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,945,000	2,945,000
Series ROC II R550, 3.79% (Liquidity Facility Citibank NA) (a)(d)	1,990,000	1,990,000
Series ROCS II R 2111, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	5,135,000	5,135,000
Series ROCS RR R 7039, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,305,000	10,305,000
Series Solar 06 21, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,000,000	14,000,000
Series 5, 3.77% 7/12/07, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
Michigan Comprehensive Trans. Rev. Bonds Series A, 5.25% 5/15/08 (FSA Insured)	6,500,000	6,588,138
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig.:
Participating VRDN:
Series PT 2021, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,380,000	$ 4,380,000
Series PT 3760, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,370,000	1,370,000
TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	8,900,000	8,909,322
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	6,475,000	6,475,000
Series Merlots 07 C23, 3.84% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	4,900,000	4,900,000
Series MS 1280, 3.82% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,400,000	2,400,000
Series PA 1064, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
Series XII B, 3.8% (AMBAC Insured), VRDN (a)(b)	18,500,000	18,500,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 588 CE, 3.79% (Liquidity Facility Citibank NA) (a)(d)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.77%, LOC LaSalle Bank Midwest NA, VRDN (a)	2,200,000	2,200,000
Series C, 3.77%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Hosp. Equip. Ln. Prog.) Series B, 3.77%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(Munising Memorial Hosp. Assoc. Proj.) 3.78%, LOC Banco Santander Central Hispano SA, VRDN (a)	7,800,000	7,800,000
(Trinity Health Sys. Proj.) Series 2000 E, 3.75% (AMBAC Insured), VRDN (a)	4,150,000	4,150,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 3.78%, LOC Fannie Mae, VRDN (a)(b)	6,345,000	6,345,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Bonds Series 2007 A, 3.85%, tender 7/2/07 (FSA Insured) (a)(b)	8,700,000	8,700,000
Series 2000 A, 3.74% (MBIA Insured), VRDN (a)(b)	3,080,000	3,080,000
Series 2002 A, 3.75% (MBIA Insured), VRDN (a)(b)	19,285,000	19,285,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.78% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2002 A, 3.78% (MBIA Insured), VRDN (a)(b)	4,620,000	4,620,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.: - continued
Series B, 3.81% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	$ 7,200,000	$ 7,200,000
Series C, 3.76% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,750,000	9,750,000
Michigan Muni. Bond Auth. Rev.:
Bonds (State Revolving Fund Prog.) 5.125% 10/1/20 (Pre-Refunded to 10/1/07 @ 101) (c)	10,000,000	10,136,476
Participating VRDN:
Series EGL 00 2201, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	3,500,000	3,500,000
Series MS 718, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	6,077,000	6,077,000
Series MSTC 02 204, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series MT 287, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000,000	7,000,000
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	7,600,000	7,608,232
Michigan State Univ. Revs. Series 1998 A2, 3.75% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,950,000	4,950,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,530,000	1,530,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series A-1, 3.93% tender 7/19/07, CP mode (b)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,170,000	12,170,000
(BC&C Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.87%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	690,000	690,000
(Bosal Ind. Proj.) Series 1998, 3.81%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,500,000	1,500,000
(Conti Properties LLC Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,200,000	2,200,000
(Doss Ind. Dev. Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
(Dow Chemical Co. Proj.) 3.93%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Future Fence Co. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 2,205,000	$ 2,205,000
(Holland Home Oblig. Group Proj.) 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.83%, LOC LaSalle Bank NA, VRDN (a)(b)	3,680,000	3,680,000
(John H. Dekker & Sons Proj.) Series 1998, 3.89%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	845,000	845,000
(K&M Engineering, Inc. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,295,000	1,295,000
(LPB LLC Proj.) 4.15%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,000,000	2,000,000
(Majestic Ind., Inc. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
(MANS Proj.) Series A, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	595,000	595,000
(Mid-American Products, Inc. Proj.) Series 1998 3.83%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,105,000	1,105,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,530,000	1,530,000
(Pioneer Laboratories, Inc. Proj.) 3.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
(S&S LLC Proj.) Series 2000, 3.98%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,950,000	1,950,000
(SBC Ventures LLC Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,855,000	3,855,000
(TEI Invts. LLC Proj.) Series 1997, 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	500,000	500,000
(Temperance Enterprise Proj.) Series 1996, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,360,000	1,360,000
(The Spiratex Co. Proj.) Series 1994, 4.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
(The Van Andel Research Institute Proj.) Series 1999, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,000,000	5,000,000
(Trilan LLC Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400,000	3,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.83%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	2,590,000	2,590,000
(Windcrest Properties LLC Proj.) 3.9%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,500,000	3,500,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.78%, LOC JPMorgan Chase Bank, VRDN (a)	11,975,000	11,975,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	$ 5,000,000	$ 5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.74%, LOC Barclays Bank PLC, VRDN (a)(b)	19,491,000	19,491,000
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.82% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	5,500,000	5,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 3.87%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 3.89%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,800,000	3,800,000
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,125,000	4,125,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.79% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Saline Area Schools 3.75% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	16,000,000	16,000,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.78%, LOC Comerica Bank, Detroit, VRDN (a)	11,555,000	11,555,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R7521, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,640,000	2,640,000
Univ. of Michigan Univ. Rev.:
(Med. Svc. Plan Proj.) Series 1995 A, 3.75%, VRDN (a)	7,400,000	7,400,000
(Univ. of Michigan Hosp. Proj.) Series 1995 A, 3.75%, VRDN (a)	22,680,000	22,680,000
Series 1992 A, 3.9%, VRDN (a)	6,450,000	6,450,000
Series F, 3.73% 9/19/07, CP	7,895,000	7,895,000
Series G:
3.75% 7/18/07, CP	9,100,000	9,100,000
3.76% 8/13/07, CP	12,390,000	12,390,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,605,000	7,605,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.78%, LOC KBC Bank NV, VRDN (a)	6,500,000	6,500,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)(d)	4,950,000	4,950,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series EGL 07 0017, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	$ 8,600,000	$ 8,600,000
Series EGL 07 0083, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	4,320,000	4,320,000
Series EGL 720053029 Class A, 3.83% (Liquidity Facility Citibank NA) (a)(b)(d)	6,600,000	6,600,000
Series MACN 05 T, 3.82% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,640,000	3,640,000
Series MT 115, 3.81% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	8,835,000	8,835,000
Series MT 203, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,500,000	6,500,000
Series Putters 1081Z, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	4,750,000	4,750,000
Series Putters 836, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	6,055,000	6,055,000
Series ROC II R 353, 3.82% (Liquidity Facility Citibank NA) (a)(b)(d)	3,970,000	3,970,000
Series ROC II R 9009, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,560,000	4,560,000
Series ROC II R442, 3.82% (Liquidity Facility Citibank NA) (a)(b)(d)	9,795,000	9,795,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,840,000	3,840,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 3.89%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $890,321,538)		890,321,538
NET OTHER ASSETS - 3.8%		35,215,855
NET ASSETS - 100%		$ 925,537,393
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 142,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $890,321,538)		$ 890,321,538
Cash		43,665,269
Receivable for fund shares sold		13,071,017
Interest receivable		6,258,583
Distributions receivable from Fidelity Central Funds		39,585
Prepaid expenses		1,757
Other receivables		288,930
Total assets		953,646,679

Liabilities
Payable for investments purchased	$ 20,298,913
Payable for fund shares redeemed	7,110,979
Distributions payable	30,778
Accrued management fee	280,513
Other affiliated payables	364,712
Other payables and accrued expenses	23,391
Total liabilities		28,109,286

Net Assets		$ 925,537,393
Net Assets consist of:
Paid in capital		$ 925,503,506
Undistributed net investment income		24,432
Accumulated undistributed net realized gain (loss) on investments		9,455
Net Assets, for 924,978,462 shares outstanding		$ 925,537,393
Net Asset Value, offering price and redemption price per share ($925,537,393 ÷ 924,978,462 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 15,619,310
Income from Fidelity Central Funds		142,957
Total income		15,762,267

Expenses
Management fee	$ 1,615,084
Transfer agent fees	674,784
Accounting fees and expenses	53,825
Custodian fees and expenses	6,447
Independent trustees' compensation	1,348
Registration fees	13,866
Audit	21,056
Legal	3,485
Miscellaneous	3,098
Total expenses before reductions	2,392,993
Expense reductions	(603,341)	1,789,652
Net investment income		13,972,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(21,254)
Net increase in net assets resulting from operations		$ 13,951,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,972,615	$ 22,253,879
Net realized gain (loss)	(21,254)	41,831
Net increase in net assets resulting from operations	13,951,361	22,295,710
Distributions to shareholders from net investment income	(13,972,745)	(22,254,630)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,455,451,476	2,424,977,939
Reinvestment of distributions	13,769,109	21,875,678
Cost of shares redeemed	(1,408,624,822)	(2,276,982,568)
Net increase (decrease) in net assets and shares resulting from share transactions	60,595,763	169,871,049
Total increase (decrease) in net assets	60,574,379	169,912,129

Net Assets
Beginning of period	864,963,014	695,050,885
End of period (including undistributed net investment income of $24,432 and undistributed net investment income of $24,562, respectively)	$ 925,537,393	$ 864,963,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.007	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.030	.020	.007	.006	.010
Distributions from net investment income	(.016)	(.030)	(.020)	(.007)	(.006)	(.010)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	(.016)	(.030)	(.020)	(.007)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.60%	3.01%	1.99%	.73%	.63%	1.03%
Ratios to Average Net Assets D, E
Expenses before reductions	.55% A	.56%	.56%	.57%	.56%	.56%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.57%	.56%	.56%
Expenses net of all reductions	.41% A	.41%	.46%	.55%	.55%	.52%
Net investment income	3.20% A	2.97%	1.97%	.72%	.61%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 925,537	$ 864,963	$ 695,051	$ 608,121	$ 588,292	$ 568,762

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 552,686,464	$ 10,618,678	$ (5,465,124)	$ 5,153,554
Fidelity Michigan Municipal Money Market Fund	890,321,538	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $60,119,875 and $52,108,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.15%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$703

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,111	$ 116,730	$ 11,869
Fidelity Michigan Municipal Money Market Fund	6,447	595,658	1,236

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Income Fund

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-USAN-0807
1.787785.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,000.90	$ 2.48
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.32	$ 2.51

* Expenses are equal to the Fund's annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.2	32.9
Health Care	18.9	18.8
Escrowed/Pre-Refunded	18.2	17.4
Electric Utilities	15.5	14.4
Transportation	4.8	8.7
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.6	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.7	5.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 55.2%	AAA 60.1%
AA,A 34.8%	AA,A 33.2%
BBB 5.2%	BBB 4.7%
BB and Below 0.7%	BB and Below 0.7%
Not Rated 1.4%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,020,700
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	425,000	449,387
		1,470,087
Minnesota - 94.7%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,941,138
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (b)	3,950,000	4,122,141
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,485,746
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,346,697
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,324,124
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	6,000,000	6,252,840
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,266,576
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	480,000	498,245
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,113,440
5.25% 10/1/25	1,955,000	2,054,861
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) 5.25% 2/15/28	2,350,000	2,393,193
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (b)	2,000,000	2,100,700
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,350,000	1,401,314
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,058,828
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (b)	1,220,000	1,266,372
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (b)	1,970,000	2,056,247
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (b)	2,065,000	2,155,406
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (b)	2,165,000	2,259,784
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (b)	1,260,000	1,315,163
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (b)	$ 1,000,000	$ 1,042,640
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,016,280
Maple Grove Health Care Sys. Rev.:
5.25% 5/1/24	1,500,000	1,541,610
5.25% 5/1/25	2,000,000	2,050,780
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(HealthPartners Oblig. Group Proj.):
5.875% 12/1/29	800,000	836,584
6% 12/1/19	2,915,000	3,144,090
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,503,735
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (a)	2,840,000	2,913,840
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (b)	2,500,000	2,626,800
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,139,784
Series A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,680,880
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,529,036
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,403,944
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,030,630
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,287,425
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev. (Cap. Appreciation) 0% 9/1/08 (MBIA Insured)	4,600,000	4,402,706
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,586,007
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,854,444
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,243,218
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,253,376
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	$ 2,000,000	$ 2,092,160
5% 2/1/15 (MBIA Insured)	1,020,000	1,060,474
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (b)	1,305,000	1,337,912
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	96,269
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	900,000	900,567
5% 8/1/16	3,500,000	3,650,990
5% 8/1/18	10,775,000	11,291,334
5% 11/1/24	9,155,000	9,529,989
5.25% 8/1/13	545,000	558,838
5.5% 6/1/17	2,150,000	2,242,343
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	619,056
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,417,624
5% 3/1/22	2,535,000	2,641,293
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,013,240
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,050,900
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,031,350
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	8,450,000	8,911,455
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	616,308
5.6% 6/1/15	615,000	642,060
5.65% 6/1/16	625,000	653,869
5.7% 6/1/17	900,000	941,040
5.75% 6/1/18	975,000	1,019,967
5.75% 6/1/19	1,050,000	1,098,132
5.8% 6/1/20	1,000,000	1,046,910
5.875% 6/1/22	2,425,000	2,543,025
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,545,824
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (b)	3,000,000	3,135,960
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	1,525,000	1,621,533
5% 8/1/17 (FSA Insured)	1,575,000	1,674,698
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	$ 1,000,000	$ 1,037,360
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,037,040
5.375% 1/1/14 (FSA Insured)	8,400,000	8,723,652
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	1,031,360
5.5% 11/1/16	1,025,000	1,078,423
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (b)	2,625,000	2,722,729
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (b)	2,420,000	2,545,501
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (b)	3,100,000	3,257,108
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,209,536
Series B, 5% 2/1/13	2,000,000	2,045,920
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	744,883
5% 1/1/13 (AMBAC Insured)	800,000	838,272
5% 1/1/15 (AMBAC Insured)	715,000	747,411
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (b)	900,000	933,993
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,602,583
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,501,556
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,053,580
5% 2/1/17 (FSA Insured)	2,535,000	2,624,891
5% 2/1/18 (FSA Insured)	2,520,000	2,604,067
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	2,000,000	1,974,800
5% 12/1/30	2,000,000	2,071,260
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,851,527
5% 11/15/36	2,000,000	2,016,980
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,042,580
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	$ 400,000	$ 412,912
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,380,196
5.875% 5/1/30 (FSA Insured)	4,000,000	4,218,440
6.25% 5/1/20 (FSA Insured)	2,760,000	2,941,056
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,005,870
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,095,580
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (b)	5,500,000	5,709,055
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	300,000	307,539
5.25% 5/15/17	325,000	338,393
5.25% 5/15/36	1,000,000	1,008,030
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,260,038
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	2,175,040
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,060,000	1,099,782
Series A, 5% 2/1/17 (FSA Insured)	220,000	229,321
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,082,451
5% 2/1/17 (FSA Insured)	1,300,000	1,367,678
5% 2/1/18 (FSA Insured)	395,000	410,741
Series C, 5% 2/1/21	1,000,000	1,031,680
Saint Paul Port Auth. 5% 3/1/37	1,500,000	1,535,685
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,059,680
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	414,740
5% 8/1/13	430,000	434,919
5% 8/1/14	455,000	460,660
5% 8/1/15	480,000	486,024
5% 8/1/16	500,000	506,165
Series 2003 11, 5.25% 12/1/20	3,000,000	3,154,560
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
Series 2003 12:
5.125% 12/1/27	$ 5,000,000	$ 5,174,850
5.25% 12/1/18	3,685,000	3,879,052
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,578,640
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,063,749
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,037,530
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,901,702
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,100,158
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,772,731
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,073,510
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,703,437
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	4,137,920
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,181,807
5% 2/1/16 (MBIA Insured)	2,230,000	2,331,264
5% 2/1/17 (MBIA Insured)	2,400,000	2,501,688
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,016,130
Univ. of Minnesota Spl. Purp. Rev. 5% 8/1/29	4,000,000	4,141,480
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	445,540
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,450,000	1,504,419
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,559,479
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,061,330
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,061,020
5% 1/1/30 (MBIA Insured)	3,000,000	3,075,150
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,220,000	1,324,639
		324,536,216
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	$ 645,000	$ 678,340
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (b)	3,700,000	3,879,006
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,034,380
		5,591,726
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (a)	800,000	785,312
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/25	1,250,000	1,264,700
		2,050,012
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $331,246,558)	333,648,041
NET OTHER ASSETS - 2.7%	9,090,434
NET ASSETS - 100%	$ 342,738,475
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.2%
Health Care	18.9%
Escrowed/Pre-Refunded	18.2%
Electric Utilities	15.5%
Others* (individually less than 5%)	16.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $331,246,558)		$ 333,648,041
Cash		3,872,575
Receivable for fund shares sold		1,278,999
Interest receivable		5,223,060
Prepaid expenses		768
Other receivables		34,383
Total assets		344,057,826

Liabilities
Payable for fund shares redeemed	$ 792,811
Distributions payable	310,463
Accrued management fee	103,657
Other affiliated payables	86,999
Other payables and accrued expenses	25,421
Total liabilities		1,319,351

Net Assets		$ 342,738,475
Net Assets consist of:
Paid in capital		$ 338,911,252
Undistributed net investment income		115,573
Accumulated undistributed net realized gain (loss) on investments		1,310,167
Net unrealized appreciation (depreciation) on investments		2,401,483
Net Assets, for 30,734,933 shares outstanding		$ 342,738,475
Net Asset Value, offering price and redemption price per share ($342,738,475 ÷ 30,734,933 shares)		$ 11.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 7,410,781

Expenses
Management fee	$ 620,423
Transfer agent fees	127,111
Accounting fees and expenses	43,792
Custodian fees and expenses	2,440
Independent trustees' compensation	541
Registration fees	20,312
Audit	25,017
Legal	614
Miscellaneous	1,907
Total expenses before reductions	842,157
Expense reductions	(75,880)	766,277
Net investment income		6,644,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,345,834
Change in net unrealized appreciation (depreciation) on investment securities		(7,628,046)
Net gain (loss)		(6,282,212)
Net increase (decrease) in net assets resulting from operations		$ 362,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,644,504	$ 13,616,629
Net realized gain (loss)	1,345,834	2,077,750
Change in net unrealized appreciation (depreciation)	(7,628,046)	(1,933,906)
Net increase (decrease) in net assets resulting from operations	362,292	13,760,473
Distributions to shareholders from net investment income	(6,634,238)	(13,592,533)
Distributions to shareholders from net realized gain	-	(1,917,084)
Total distributions	(6,634,238)	(15,509,617)
Share transactions Proceeds from sales of shares	35,360,513	39,438,182
Reinvestment of distributions	4,782,613	11,156,135
Cost of shares redeemed	(27,088,715)	(55,909,894)
Net increase (decrease) in net assets resulting from share transactions	13,054,411	(5,315,577)
Redemption fees	555	3,930
Total increase (decrease) in net assets	6,783,020	(7,060,791)

Net Assets
Beginning of period	335,955,455	343,016,246
End of period (including undistributed net investment income of $115,573 and undistributed net investment income of $105,307, respectively)	$ 342,738,475	$ 335,955,455
Other Information Shares
Sold	3,136,239	3,470,661
Issued in reinvestment of distributions	423,807	981,407
Redeemed	(2,399,884)	(4,923,898)
Net increase (decrease)	1,160,162	(471,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.42	$ 11.62	$ 11.69	$ 11.62	$ 11.19
Income from Investment Operations
Net investment income D	.222	.459	.460	.458	.467	.509
Net realized and unrealized gain (loss)	(.210)	.004	(.162)	(.012)	.133	.431
Total from investment operations	.012	.463	.298	.446	.600	.940
Distributions from net investment income	(.222)	(.458)	(.460)	(.459)	(.464)	(.510)
Distributions from net realized gain	-	(.065)	(.038)	(.057)	(.066)	-
Total distributions	(.222)	(.523)	(.498)	(.516)	(.530)	(.510)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 11.36	$ 11.42	$ 11.62	$ 11.69	$ 11.62
Total Return B, C	.09%	4.15%	2.61%	3.92%	5.27%	8.57%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.46% A	.47%	.48%	.49%	.49%	.49%
Net investment income	3.96% A	4.04%	3.99%	3.95%	4.00%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,738	$ 335,955	$ 343,016	$ 355,461	$ 343,880	$ 344,435
Portfolio turnover rate	12% A	15%	15%	12%	15%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,301,183
Unrealized depreciation	(2,786,216)
Net unrealized appreciation (depreciation)	$ 2,514,967
Cost for federal income tax purposes	$ 331,133,074

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,812,389 and $19,355,023, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by 2,440 and $73,440, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Minnesota Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Minnesota Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MNF-USAN-0807
1.787786.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity® Florida Municipal Income Fund into Fidelity Municipal Income Fund. Shareholders of Florida Municipal Income are expected to meet on September 19, 2007, to vote on the proposal. If approved, the merger is expected to be completed by the end of October 2007.

The note to shareholders is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and the Prospectus for Fidelity Municipal Income Fund, please call 1-800-544-3198 after July 23, 2007. The Prospectus/Proxy Statement also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 999.60	$ 2.33
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.46	$ 2.36

* Expenses are equal to the Fund's annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.1	13.2
New York	14.1	13.6
California	13.9	13.0
Texas	11.1	12.9
Massachusetts	5.9	6.7
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	37.6
Electric Utilities	11.0	11.2
Special Tax	9.8	9.7
Water & Sewer	9.5	8.1
Transportation	9.3	8.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	6.8	6.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	6.8	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 67.7%	AAA 67.0%
AA,A 26.1%	AA,A 26.9%
BBB 5.0%	BBB 6.1%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 1.0%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.0%	Short-Term Investments and Net Other Assets* (0.7%)

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,096
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,730
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	5,841
		10,667
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series A-2, 5% 6/1/12 (h)	1,000	1,036
Series A-3:
5% 6/1/10 (h)	3,500	3,583
5% 6/1/12 (h)	5,000	5,180
		9,799
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	2,000	2,053
Series B, 4.398% 1/1/37 (e)	3,000	2,988
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/15 (FSA Insured)	1,815	1,913
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,090
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (e)(h)	5,500	5,535
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,366
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,238
5% 7/1/29 (MBIA Insured)	2,000	2,065
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (i)	3,250	3,498
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,585	2,662
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,290
5% 6/1/31 (AMBAC Insured)	2,025	2,094
		33,792
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	$ 6,500	$ 6,687
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,165	3,283
		9,970
California - 13.9%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,433
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,362
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	8,800	9,438
California Econ. Recovery Series A, 5% 7/1/15 (MBIA Insured)	11,700	12,350
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,439
0% 10/1/17 (MBIA Insured)	2,050	1,308
0% 10/1/18 (MBIA Insured)	1,675	1,017
0% 10/1/22 (MBIA Insured)	5,000	2,467
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,277
Series 2007:
5.625% 5/1/20	210	220
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (i)	345	365
5% 3/1/15	7,000	7,368
5% 8/1/19	34,110	35,694
5% 8/1/20	15,000	15,637
5% 3/1/26	5,100	5,240
5% 6/1/27 (AMBAC Insured)	4,100	4,230
5% 9/1/27	10,500	10,795
5% 2/1/31 (MBIA Insured)	4,500	4,614
5% 9/1/31	24,500	25,095
5% 12/1/31 (MBIA Insured)	5,595	5,749
5% 9/1/32	11,995	12,277
5% 8/1/33	9,725	9,923
5% 9/1/33	20,200	20,661
5% 8/1/35	17,750	18,092
5% 9/1/35	27,200	27,779
5.125% 9/1/12	2,000	2,065
5.125% 11/1/24	4,300	4,463
5.125% 2/1/26	2,500	2,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15	$ 10,000	$ 10,590
5.25% 2/1/15	8,300	8,790
5.25% 2/1/16	4,300	4,542
5.25% 2/1/19	5,620	5,902
5.25% 2/1/20	2,000	2,101
5.25% 2/1/24	4,000	4,173
5.25% 2/1/27 (MBIA Insured)	3,700	3,865
5.25% 2/1/28	8,500	8,844
5.25% 11/1/28	4,485	4,673
5.25% 2/1/33	16,300	16,863
5.25% 12/1/33	160	167
5.5% 4/1/28	10	11
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (i)	700	762
5.5% 11/1/33	39,600	42,113
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	409
5% 11/15/13	1,000	1,043
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	187	102
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (e)(h)	1,000	1,001
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,540
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,006
Series 2005 H:
5% 6/1/16	6,000	6,283
5% 6/1/17	5,000	5,219
5% 6/1/18	10,300	10,708
Series 2005 J, 5% 1/1/17	6,000	6,279
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,667
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,022
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (e)	5,000	4,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	$ 3,500	$ 3,440
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	9,400	9,676
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	4,400	4,540
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,934
0% 8/1/21 (MBIA Insured)	2,810	1,474
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,140
0% 1/15/27 (a)	2,500	2,330
5% 1/15/16 (MBIA Insured)	2,800	2,897
5.75% 1/15/40	6,300	6,553
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (i)	310	314
Series A, 5% 6/1/45	35,695	36,020
Series A1, 5% 6/1/33	3,005	2,912
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,046
5% 9/1/19 (AMBAC Insured)	2,545	2,654
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	4,000	4,130
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,089
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,218
Los Angeles Unified School District:
Series A, 5.5% 7/1/15 (MBIA Insured)	6,155	6,646
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,452
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	6,173
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	2,240	2,482
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,568
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	2,320	2,457
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/19 (AMBAC Insured)	3,015	3,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	$ 2,795	$ 2,884
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,340	3,341
Regents of the Univ. of California Rev.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,301
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,208
5.5% 5/15/16 (AMBAC Insured)	3,155	3,392
5.5% 5/15/17 (AMBAC Insured)	3,325	3,575
5.5% 5/15/19 (AMBAC Insured)	3,700	3,961
5.5% 5/15/22 (AMBAC Insured)	1,000	1,067
5.5% 5/15/23 (AMBAC Insured)	1,025	1,093
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,570
5.5% 5/15/16 (AMBAC Insured)	6,500	7,092
5.5% 5/15/17 (AMBAC Insured)	6,860	7,485
Series K:
5% 5/15/17 (MBIA Insured)	2,815	2,997
5% 5/15/19 (MBIA Insured)	5,170	5,469
5% 5/15/20 (MBIA Insured)	10,000	10,533
5% 5/15/22	1,000	1,044
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/25 (FSA Insured)	10,000	11,331
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,777
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) 5% 11/15/18 (MBIA Insured)	3,495	3,692
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,201
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,697
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,014
Series B, 0% 9/1/22 (FGIC Insured)	1,500	743
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/30 (FGIC Insured)	1,495	1,540
5% 1/1/30 (Pre-Refunded to 1/1/15 @ 100) (i)	705	751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/18	$ 1,185	$ 1,210
5% 7/1/27	1,840	1,850
		653,775
Colorado - 2.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,611
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (i)	32,610	16,343
Colorado Health Facilities Auth. Rev.:
(Volunteers of America Care Proj.) Series A, 5.3% 7/1/37	2,600	2,539
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (i)	5,040	5,592
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (i)	2,700	3,009
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,560
0% 1/1/10 (MBIA Insured)	1,500	1,351
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,859
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (i)	32,490	16,126
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (i)	7,900	5,019
Denver Health & Hosp. Auth. Healthcare Rev. Series A:
5% 12/1/13	3,005	3,076
6.25% 12/1/33 (Pre-Refunded to 12/1/14 @ 100) (i)	2,000	2,271
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,644
5.75% 12/15/22 (FGIC Insured)	1,000	1,093
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (i)	10,000	10,718
Series B:
0% 9/1/15 (MBIA Insured)	3,600	2,528
0% 9/1/20 (MBIA Insured)	11,100	6,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	$ 1,000	$ 1,071
5.5% 6/15/19 (AMBAC Insured)	1,000	1,068
		118,533
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,434
Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,112
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,163
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	8,835	9,591
		43,300
Florida - 2.5%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,672
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,406
5% 7/1/25 (AMBAC Insured)	3,540	3,658
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/17 (FGIC Insured)	1,000	1,055
5% 7/1/19 (FGIC Insured)	3,700	3,884
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	4,200	4,472
Florida Board of Ed. Pub. Ed. Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	3,915
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	1,495	1,531
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/17	1,200	1,230
Series G:
5% 11/15/16	1,050	1,086
5.125% 11/15/17	2,845	2,951
5.125% 11/15/18	1,000	1,035
3.95%, tender 9/1/12 (e)	14,445	14,167
Jacksonville Elec. Auth. Rev. (Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	2,140	2,274
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	10,800	11,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	$ 2,200	$ 2,248
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	1,450	1,484
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,000	6,102
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	2,200	2,330
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	1,565	1,605
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/18 (AMBAC Insured) (d)	4,000	4,144
5% 8/1/20 (AMBAC Insured) (d)	2,500	2,572
5% 8/1/21 (AMBAC Insured) (d)	5,095	5,229
5% 8/1/22 (AMBAC Insured) (d)	3,325	3,410
Series B, 5%, tender 5/1/11 (MBIA Insured) (e)	3,600	3,712
Miami-Dade County School District 5% 2/15/15 (MBIA Insured)	8,790	9,267
Orange County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (i)	2,000	2,162
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/09 (AMBAC Insured) (h)	8,090	8,353
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,729
5% 7/1/20 (MBIA Insured)	1,745	1,812
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	3,146
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,147
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,021
		118,823
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	39,482
5% 11/1/43 (FSA Insured)	57,750	59,097
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,662
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	4,665	2,409
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31 (Pre-Refunded to 5/1/11 @ 100) (i)	$ 4,500	$ 4,739
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (i)	5,615	2,900
Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	2,200	1,136
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	17,000	8,780
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,614
		132,971
Hawaii - 0.5%
Hawaii Arpt. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,781
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	10,539
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (h)	1,690	1,746
5% 7/1/13 (MBIA Insured) (h)	1,000	1,037
5% 7/1/14 (MBIA Insured) (h)	1,140	1,186
5% 7/1/15 (MBIA Insured) (h)	1,430	1,490
5.25% 7/1/18 (MBIA Insured) (h)	3,205	3,384
		22,163
Illinois - 14.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	966
0% 1/1/22 (FGIC Insured)	1,950	988
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,119
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,874
0% 1/1/15 (FGIC Insured)	20,000	14,448
0% 1/1/26 (FGIC Insured)	16,000	6,669
0% 1/1/30 (FGIC Insured)	18,670	6,369
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,049
5% 1/1/33 (AMBAC Insured)	3,510	3,592
5% 1/1/43 (AMBAC Insured)	4,855	4,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	$ 15,000	$ 15,584
Series 2004 A:
5% 1/1/34 (FSA Insured)	24,025	24,586
5.25% 1/1/29 (FSA Insured)	2,500	2,615
Series A:
5% 1/1/42 (AMBAC Insured)	18,955	19,239
5.25% 1/1/22 (MBIA Insured)	2,085	2,184
5.25% 1/1/33 (MBIA Insured)	2,150	2,217
5.5% 1/1/38 (MBIA Insured)	5,620	5,892
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (i)	210	222
Series C:
5% 1/1/35 (MBIA Insured)	5,700	5,827
5.7% 1/1/30 (FGIC Insured)	5,760	6,051
5.5% 1/1/40 (FGIC Insured)	5,520	5,762
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (h)	2,910	2,942
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,094
6% 1/1/08 (MBIA Insured) (h)	2,170	2,194
6% 1/1/10 (MBIA Insured) (h)	2,435	2,463
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,610
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,883
5.25% 1/1/19 (AMBAC Insured)	1,780	1,879
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	10,411
Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	10,770	10,969
5.6% 1/1/10 (AMBAC Insured)	4,500	4,541
6.25% 1/1/09 (AMBAC Insured) (h)	6,040	6,171
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,118
5.75% 1/1/30 (AMBAC Insured)	13,420	14,178
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,951
5.25% 1/1/19 (FGIC Insured)	3,000	3,160
5.25% 1/1/20 (FGIC Insured)	2,195	2,309
5.5% 1/1/19 (FGIC Insured)	475	496
5.5% 1/1/20 (FGIC Insured)	490	511
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (i)	11,670	12,242
5.5% 1/1/17 (Escrowed to Maturity) (i)	1,135	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	$ 7,000	$ 7,326
5% 6/1/21 (AMBAC Insured)	2,600	2,715
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	5,008
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,160
Cook County Gen. Oblig.:
Series B:
5% 11/15/15 (MBIA Insured) (d)	2,500	2,643
5% 11/15/17 (MBIA Insured) (d)	4,180	4,434
5% 11/15/19 (MBIA Insured) (d)	2,600	2,736
5.25% 11/15/26 (MBIA Insured)	2,500	2,640
5.25% 11/15/28 (MBIA Insured)	1,400	1,477
Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,650
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,193
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,050
5.25% 1/1/22	2,000	2,094
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,441
5% 7/1/18 (AMBAC Insured)	1,450	1,509
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(h)	5,600	5,581
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,135
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,680
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (i)	24,975	11,677
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,003
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,726
5.5% 9/1/19	4,405	4,701
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,844
(Univ. of Chicago Proj.):
Series 2005 A:
5.25% 7/1/41	755	782
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (i)	305	322
Series A, 5.125% 7/1/38	1,585	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	$ 3,860	$ 3,854
Illinois Fin. Auth. Rev. (Newman Foundation, Inc. Proj.) 5% 2/1/37	10,000	10,045
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,375
5.25% 12/1/20 (FSA Insured)	2,000	2,097
5.375% 12/1/14 (FSA Insured)	5,000	5,319
5.375% 7/1/15 (MBIA Insured)	3,700	3,909
5.5% 4/1/16 (FSA Insured)	1,300	1,376
5.5% 8/1/16 (MBIA Insured)	13,000	13,826
5.5% 8/1/17 (MBIA Insured)	7,500	7,966
5.5% 2/1/18 (FGIC Insured)	1,000	1,056
5.5% 8/1/18 (MBIA Insured)	5,000	5,306
5.75% 12/1/18 (MBIA Insured)	1,200	1,263
Series 2006, 5.5% 1/1/31	3,000	3,442
5.5% 4/1/17 (MBIA Insured)	7,065	7,326
5.6% 4/1/21 (MBIA Insured)	7,500	7,780
5.7% 4/1/16 (MBIA Insured)	7,350	7,663
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,428
7% 5/15/22	5,000	5,348
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,523
6% 7/1/33	3,775	3,970
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,281
7% 4/1/14	1,500	1,709
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	5,025	5,508
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (i)	6,965	7,499
6.75% 2/15/15 (Escrowed to Maturity) (i)	1,000	1,073
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,765
Illinois Sales Tax Rev. 6% 6/15/20	4,600	4,837
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	62,125	64,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	$ 3,700	$ 2,324
0% 12/1/21 (AMBAC Insured)	5,000	2,571
6.5% 1/1/20 (AMBAC Insured)	7,865	9,456
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,320
Lake County Forest Preservation District Series 2007 A, 3.941% 12/15/13 (e)	2,200	2,200
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,184
5.625% 3/1/21 (AMBAC Insured)	2,505	2,738
5.75% 3/1/19 (AMBAC Insured)	2,240	2,480
Madison County Cmnty. United School District #007 Series A:
5% 12/1/14 (FSA Insured) (d)	1,970	2,071
5% 12/1/16 (FSA Insured) (d)	2,175	2,293
5% 12/1/17 (FSA Insured) (d)	1,290	1,361
McHenry & Kane Counties Cmnty. Consolidated School District #158 0% 1/1/19 (FGIC Insured)	3,000	1,779
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	28,372
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,672
Series A:
0% 6/15/15 (FGIC Insured)	15,000	10,623
0% 6/15/19 (FGIC Insured)	3,225	1,880
0% 6/15/19 (MBIA Insured)	2,935	1,711
0% 6/15/20 (FGIC Insured)	3,470	1,928
5% 12/15/28 (MBIA Insured)	2,000	2,045
5.25% 12/15/10 (AMBAC Insured)	12,950	13,095
6.65% 6/15/12 (FGIC Insured)	250	251
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	3,238
0% 6/15/13 (FGIC Insured)	5,575	4,342
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,204
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,063
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev.: - continued
5% 11/15/14	$ 1,000	$ 1,027
5% 11/15/18	1,000	1,022
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,633
0% 4/1/17 (MBIA Insured)	16,270	10,538
0% 4/1/20 (MBIA Insured)	8,000	4,465
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	2,017
		665,433
Indiana - 2.3%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	2,984
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,621
5.25% 7/15/25 (FSA Insured)	1,720	1,801
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	3,964
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,415
5.25% 7/15/17 (MBIA Insured)	1,885	2,016
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,602
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,937
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	21,428
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,014
5% 2/1/20 (MBIA Insured)	1,635	1,694
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,590
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(h)	3,000	2,980
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,091
5% 2/15/15	1,500	1,543
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,799
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Proj.) Series A-1, 5% 5/1/13	3,000	3,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	$ 2,500	$ 2,571
Indiana Trans. Fin. Auth. Hwy. Rev.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,037
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,361
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,011
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (h)	1,525	1,589
5% 1/1/17 (AMBAC Insured) (h)	1,700	1,769
5.25% 1/1/14 (AMBAC Insured) (h)	2,675	2,818
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
5.9% 12/1/24 (h)	10,000	10,590
5.95% 12/1/29 (h)	2,000	2,117
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	4,400	4,418
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (Pre-Refunded to 1/15/15 @ 100) (i)	2,820	3,034
5.5% 7/15/21 (Pre-Refunded to 1/15/15 @ 100) (i)	2,675	2,921
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,085
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.):
5.7% 9/1/37 (c)(d)	2,000	2,012
5.75% 9/1/42 (c)(d)	1,000	1,005
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,436
5% 7/15/18 (FSA Insured)	1,500	1,565
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	2,052
		109,988
Iowa - 0.4%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (i)	2,000	2,149
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Hosp. Facilities Rev.: - continued
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (i)	$ 1,280	$ 1,379
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,078
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,078
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (i)	10,000	10,477
		17,239
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	7,800	7,813
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,805
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,368
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,243
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,392
		16,621
Kentucky - 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,369
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	16,594
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	1,545	1,581
5.5% 7/1/10 (FSA Insured) (h)	3,800	3,949
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,707
		33,200
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,149
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	$ 1,000	$ 1,037
5% 7/1/21 (CIFG North America Insured)	1,000	1,034
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,900	2,014
5.5% 6/1/41 (FGIC Insured)	10,000	10,767
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,109
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,105
0% 9/1/11 (AMBAC Insured)	3,080	2,567
0% 9/1/13 (AMBAC Insured)	3,350	2,544
0% 9/1/14 (AMBAC Insured)	3,165	2,294
5% 12/1/29 (MBIA Insured)	4,690	4,810
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,064
		54,043
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,158
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,293
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,075
5% 6/1/16 (CIFG North America Insured)	1,000	1,061
5% 6/1/19 (CIFG North America Insured)	1,500	1,577
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,704
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,057
(Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	2,700	2,770
		15,537
Massachusetts - 5.9%
Massachusetts Bay Trans. Auth.:
Series A, 5.25% 7/1/30	580	597
Series B, 6.2% 3/1/16	3,800	4,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	$ 2,505	$ 2,521
Series B Issue E:
5.95% 7/1/07 (AMBAC Insured) (h)	325	325
6.05% 7/1/08 (AMBAC Insured) (h)	340	341
6.15% 7/1/10 (AMBAC Insured) (h)	140	140
6.25% 7/1/11 (AMBAC Insured) (h)	80	80
6.3% 7/1/12 (AMBAC Insured) (h)	80	80
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/12	5,000	5,276
5.75% 6/15/13	5,000	5,287
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (i)	1,465	1,562
Series A, 4.149% 5/1/37 (FGIC Insured) (e)	7,000	6,993
Series E:
5% 11/1/22 (Pre-Refunded to 11/1/16 @ 100) (i)	14,500	15,479
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (i)	2,500	2,669
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (i)	13,700	14,625
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (j)	3,685	3,692
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,770	1,856
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,803
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,366
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,424
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,710	5,832
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,796
0% 8/1/09	21,800	20,001
0% 8/1/10	2,000	1,757
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	3,010	3,009
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (h)	2,000	2,097
5.5% 1/1/14 (AMBAC Insured) (h)	2,540	2,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	$ 16,000	$ 15,287
5% 8/15/23 (FSA Insured)	29,965	31,241
5% 8/15/26 (FSA Insured)	10,000	10,391
5% 8/15/30 (FSA Insured)	30,000	31,070
5% 8/15/37 (AMBAC Insured)	15,900	16,474
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,764
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,082
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	8,370	8,745
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	92
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,332
		275,984
Michigan - 1.2%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,277
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	20,700	21,273
Detroit Wtr. Supply Sys. Rev.:
Series A, 5.25% 7/1/16 (MBIA Insured)	1,685	1,818
5.25% 7/1/14 (MBIA Insured)	1,600	1,711
5.25% 7/1/15 (MBIA Insured)	2,380	2,556
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,277
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,514
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	4,750	4,782
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,046
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	437
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,129
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.): - continued
6.25% 1/1/09	$ 400	$ 413
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,120
		55,558
Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	3,500	3,583
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,077
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,708
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/35 (AMBAC Insured)	4,500	4,596
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,439
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	401
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	8,964
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
5.25% 5/15/18	1,650	1,712
5.25% 5/15/23	2,000	2,063
5.25% 5/15/36	4,250	4,284
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	2,175
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,800
5.25% 12/1/19	2,850	3,002
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	5,525	5,716
		55,520
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	3,005	3,101
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,574
		5,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.6%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 2,125	$ 2,372
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,909
Series 2003 A:
5.125% 1/1/19	5,000	5,232
5.25% 1/1/18	1,280	1,351
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	12,100	12,536
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	65	65
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (h)	3,500	3,641
		27,106
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	10,755	10,969
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.) Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,046
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,281
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	3,949
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,063
		20,308
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
3.901% 12/1/10 (e)	2,500	2,507
4.091% 12/1/17 (e)	7,900	7,918
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	6,900	7,067
5% 2/1/46	10,000	10,173
		27,665
Nevada - 0.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,518
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev. Series C: - continued
5.375% 7/1/21 (AMBAC Insured) (h)	$ 1,600	$ 1,665
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,726
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,623
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,726
0% 7/1/13 (FSA Insured)	4,590	3,545
0% 7/1/14 (FSA Insured)	3,000	2,210
		26,161
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(h)	6,100	5,994
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,664
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,248
5.125% 3/1/30	5,000	5,190
5.25% 3/1/21 (MBIA Insured)	2,800	2,964
5.25% 3/1/23	4,500	4,749
5.25% 3/1/25	9,900	10,428
5.25% 3/1/26	11,305	11,886
Series 2005 P, 5.125% 9/1/28	2,445	2,535
New Jersey Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (i)	7,135	7,175
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (i)	7,795	8,196
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (i)	24,850	26,329
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (i)	6,300	7,014
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,427
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,583
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A: - continued
5.25% 8/1/19 (FGIC Insured)	$ 2,735	$ 2,876
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,987
		122,655
New Mexico - 0.4%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (h)	2,500	2,556
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,205
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	1,814
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,129
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (h)	5,000	5,075
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,012
		18,791
New York - 14.1%
Buffalo Muni. Wtr. Fin. Auth. Series B:
5% 7/1/14 (FSA Insured) (d)	1,810	1,885
5% 7/1/15 (FSA Insured) (d)	2,295	2,397
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/21 (FSA Insured)	3,845	4,214
5.75% 5/1/23 (FSA Insured)	3,000	3,279
5.75% 5/1/24 (FSA Insured)	3,000	3,275
5.75% 5/1/25 (FSA Insured)	3,400	3,707
5.75% 5/1/26 (FSA Insured)	5,200	5,664
5.75% 5/1/16 (FSA Insured)	13,120	14,412
5.75% 5/1/18 (FSA Insured)	14,720	16,152
5.75% 5/1/20 (FSA Insured)	8,000	8,773
5.75% 5/1/22 (FSA Insured)	1,000	1,094
(City of Buffalo Proj.):
Series 2003:
5.75% 5/1/21 (FSA Insured)	1,575	1,689
5.75% 5/1/23 (FSA Insured)	1,750	1,876
5.75% 5/1/15 (FSA Insured)	7,870	8,549
5.75% 5/1/18 (FSA Insured)	3,460	3,712
Hudson Yards Infrastructure Corp. Series A:
5% 2/15/47	22,600	23,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. Series A: - continued
5% 2/15/47 (FGIC Insured)	$ 13,100	$ 13,462
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,196
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,689
Series B, 5% 12/1/35	2,000	2,046
Series C, 5% 9/1/35	4,000	4,094
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,070
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,132
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	452
Series 2002 C, 5.5% 8/1/13	5,000	5,340
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,552
Series 2005 G:
5% 8/1/14	2,400	2,521
5% 8/1/15	1,500	1,579
5.25% 8/1/16	3,525	3,785
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,958
Series B, 5.75% 8/1/14	2,000	2,148
Series J, 5.5% 6/1/19	5,195	5,545
Subseries 2005 F1, 5% 9/1/15	4,000	4,213
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,285	1,300
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,900	4,117
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	5,325	5,527
5% 3/1/36 (MBIA Insured)	5,240	5,419
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (h)	3,100	3,135
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,411
Series 2005 D, 5% 6/15/37	2,800	2,876
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,265
Series B, 5.125% 6/15/31	8,045	8,257
Series D:
5% 6/15/38	14,800	15,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series D:
5% 6/15/39	$ 3,540	$ 3,631
Series E, 5% 6/15/34	11,120	11,366
Series G, 5.125% 6/15/32	2,000	2,052
New York City Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,590
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,164
Series A:
5.5% 11/1/26 (b)	5,050	5,339
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (i)	130	137
6% 11/1/28 (b)	7,775	8,357
Series B:
5% 8/1/32	14,715	15,117
5.25% 8/1/19	2,000	2,117
5.25% 2/1/29 (b)	13,000	13,518
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,209
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,485
5.75% 7/1/13	8,750	9,311
Series C, 7.5% 7/1/10 (FGIC Insured)	17,590	18,491
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/14	1,895	1,940
5% 7/1/16	1,000	1,022
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,268
5.875% 5/15/17 (FGIC Insured)	6,865	7,791
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (i)	690	868
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,244
Series A, 5% 7/1/15	3,000	3,069
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	3,800	3,919
Series F:
4.875% 6/15/18	4,205	4,276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series F:
4.875% 6/15/20	$ 8,500	$ 8,639
5% 6/15/15	3,015	3,078
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,114
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,140	1,142
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,996
5.25% 1/1/27 (FSA Insured)	12,500	13,304
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,081
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/18 (Escrowed to Maturity) (i)	40	51
7.5% 3/1/18 (MBIA Insured)	460	587
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,157
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (h)	19,765	20,154
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (i)	7,515	7,853
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,916
5.25% 6/1/22 (AMBAC Insured)	3,850	4,031
5.5% 6/1/14	7,500	7,697
5.5% 6/1/15	37,645	39,073
5.5% 6/1/17	4,100	4,296
5.5% 6/1/18 (MBIA Insured)	2,000	2,122
5.5% 6/1/19	2,300	2,454
Series C1:
5.5% 6/1/14	9,900	10,160
5.5% 6/1/15	11,700	12,144
5.5% 6/1/16	3,820	4,004
5.5% 6/1/17	11,500	12,050
5.5% 6/1/18	12,000	12,701
5.5% 6/1/19	10,800	11,492
5.5% 6/1/20	2,700	2,867
5.5% 6/1/22	10,115	10,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 4,675	$ 4,887
Series 2005 A, 5.125% 1/1/22	4,000	4,132
Series A, 5% 1/1/32 (MBIA Insured)	470	482
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	2,000	2,199
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (i)	4,000	4,493
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	9,495	9,788
		662,138
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,459
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (h)	10,275	11,386
		14,845
North Carolina - 2.5%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,904
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,717
5.25% 6/1/18 (AMBAC Insured)	1,620	1,711
5.25% 6/1/19 (AMBAC Insured)	1,540	1,627
5.25% 6/1/22 (AMBAC Insured)	1,620	1,705
5.25% 6/1/23 (AMBAC Insured)	1,620	1,696
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series A:
5% 10/1/41	1,000	1,023
5.125% 10/1/41	1,195	1,221
Series 2006B, 4.75% 7/1/42	5,000	4,933
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,822
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,066
5.75% 1/1/26	4,000	4,148
Series B, 7% 1/1/08	10,060	10,207
Series C, 5.25% 1/1/09	2,500	2,545
Series D:
5.375% 1/1/10	4,525	4,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6.7% 1/1/19	$ 5,000	$ 5,331
6.75% 1/1/26	7,000	7,469
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,045
5% 2/1/20	1,500	1,548
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
5% 10/1/20	225	232
5% 10/1/21	5,690	5,836
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,004
5.125% 1/1/17 (MBIA Insured)	15,350	15,671
5.125% 1/1/17 (MBIA Insured)	16,000	16,405
Univ. of North Carolina at Chapel Hill Rev. Series A, 4.75% 12/1/34	5,000	4,992
		119,513
North Dakota - 0.7%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	28,868
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,822
5.25% 7/1/15	1,300	1,352
		33,042
Ohio - 0.8%
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,177
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,237
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,225
6% 12/1/19 (Escrowed to Maturity) (i)	5,095	5,430
6% 12/1/26 (Escrowed to Maturity) (i)	10,000	10,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (e)(h)	$ 5,000	$ 5,008
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,069
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (i)	1,995	2,166
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,833
		36,794
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (i)	2,080	1,738
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,241
5.5% 10/1/22 (FGIC Insured)	2,845	3,067
5.5% 10/1/23 (FGIC Insured)	3,005	3,231
5.5% 10/1/24 (FGIC Insured)	3,175	3,412
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.):
5% 2/15/14	1,675	1,738
6% 2/15/29	15,000	15,518
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	11,420	11,897
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,744
		46,586
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,540
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,183
5.25% 6/1/24 (FSA Insured)	2,605	2,847
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/07	430	430
8% 7/15/08	480	490
8% 7/15/09	540	550
8% 7/15/10	605	616
8% 7/15/11	385	392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 1,977
5.5% 6/15/21 (FSA Insured)	1,060	1,186
		14,211
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (h)	3,000	3,116
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,459
5.5% 3/1/25 (FSA Insured)	1,400	1,511
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,148
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (i)	1,000	1,206
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,483
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,995
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured) (d)	3,100	3,966
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,316
6.1% 6/1/12 (AMBAC Insured)	3,000	3,260
6.125% 6/1/14 (AMBAC Insured)	5,230	5,834
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	8,819
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,236
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	9,248
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(h)	5,600	5,591
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (e)(h)	5,000	4,929
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,801
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev. Series 54A, 5.375% 10/1/28 (h)	$ 140	$ 141
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,814
Series 17, 5.375% 7/1/20 (FSA Insured)	4,000	4,223
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	8,900	9,173
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,083
		93,391
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,492
5.75% 7/1/19 (FGIC Insured)	3,240	3,523
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (i)	545	573
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,362
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,172
Series C, 5.25% 1/1/15 (h)	5,000	5,220
		20,342
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,726
5% 5/15/13 (FSA Insured)	4,000	4,175
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,850
5.25% 9/15/16 (AMBAC Insured)	1,815	1,940
5.25% 9/15/18 (AMBAC Insured)	1,005	1,069
5.5% 9/15/24 (AMBAC Insured)	3,400	3,665
		14,425
South Carolina - 0.9%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	3,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment:
5% 12/1/18	$ 3,930	$ 4,132
5% 12/1/19	2,375	2,487
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,788
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,623
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,365	1,526
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,233
5.375% 1/1/23 (FSA Insured)	1,025	1,082
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. 5% 4/1/24	4,000	4,009
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	4,499
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,312
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,618
Series A, 5% 1/1/36 (MBIA Insured)	5,000	5,157
Sumter Two School Facilities, Inc. Rev. 5% 12/1/19	2,080	2,169
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,170
		42,684
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,115
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,671
5% 12/15/13	8,000	8,330
5% 12/15/14	3,870	4,038
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,527
5.75% 1/1/14 (MBIA Insured)	2,000	2,183
7.25% 1/1/10 (MBIA Insured)	2,660	2,858
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,359
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (h)	$ 1,500	$ 1,554
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,053
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,513
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	500	520
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,176
		41,782
Texas - 11.1%
Abilene Independent School District:
5% 2/15/16	2,035	2,152
5% 2/15/18	2,000	2,089
5% 2/15/23	3,205	3,311
Aledo Independent School District Series A, 5.125% 2/15/33	2,775	2,862
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,821
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,260
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,474
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,455
5.75% 1/1/34	1,500	1,545
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	7,092
0% 5/15/17 (FGIC Insured)	9,200	5,955
0% 5/15/18 (FGIC Insured)	5,000	3,074
Austin Wtr. & Wastewtr. Sys. Rev. Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,822
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	231
Birdville Independent School District:
0% 2/15/11	8,665	7,457
0% 2/15/13	13,690	10,783
Boerne Independent School District 5.25% 2/1/35	11,000	11,430
Clint Independent School District:
5.5% 8/15/19	200	212
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (i)	855	913
5.5% 8/15/20	210	222
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (i)	900	961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District: - continued
5.5% 8/15/21	$ 220	$ 233
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (i)	955	1,020
Conroe Independent School District 0% 2/15/11	1,500	1,291
Coppell Independent School District 0% 8/15/20	2,000	1,089
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,564
5.25% 7/15/19 (FSA Insured)	4,000	4,297
Corsicana Independent School District 5.125% 2/15/34	3,325	3,427
Crowley Independent School District 5.25% 8/1/33	4,000	4,212
Cypress-Fairbanks Independent School District Series A:
0% 2/15/12	20,900	17,231
0% 2/15/13	6,425	5,061
0% 2/15/14	11,475	8,634
0% 2/15/16	9,700	6,640
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	5,500	5,662
Dallas Fort Worth Int'l. Arpt. Rev. Series A:
5.25% 11/1/10 (MBIA Insured) (h)	2,150	2,225
5.25% 11/1/12 (MBIA Insured) (h)	5,820	6,097
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,113
Denton Independent School District 5% 8/15/33	11,120	11,330
DeSoto Independent School District 0% 8/15/20	3,335	1,811
Duncanville Independent School District 5.65% 2/15/28	30	32
El Paso Independent School District 5.25% 8/15/31	2,270	2,391
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,076
5% 8/15/26	3,765	3,881
5.375% 8/15/17	2,715	2,865
Gainesville Independent School District 5.25% 2/15/36	1,900	1,994
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,372
Grand Prairie Independent School District 0% 2/15/16	3,775	2,589
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,664
5.25% 4/15/16 (MBIA Insured)	1,680	1,778
5.25% 4/15/17 (MBIA Insured)	2,295	2,425
5.25% 4/15/18 (MBIA Insured)	1,915	2,021
5.25% 4/15/19 (MBIA Insured)	1,000	1,053
5.25% 4/15/20 (MBIA Insured)	1,565	1,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	$ 100	$ 104
5.5% 8/15/35	45	47
6% 8/15/16	35	37
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	5,550	4,269
0% 10/1/14 (MBIA Insured)	11,000	8,084
0% 8/15/25 (MBIA Insured)	3,000	1,275
0% 8/15/28 (MBIA Insured)	5,000	1,826
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	880	925
7.4% 2/15/10 (Escrowed to Maturity) (i)	295	307
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (i)	1,985	2,108
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (h)	2,000	2,103
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,520
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	10,982
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,393
0% 8/15/13	9,835	7,583
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,112
0% 2/15/16	3,000	2,062
0% 2/15/17	3,480	2,278
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	3,050
0% 8/15/12	5,105	4,120
0% 8/15/13	3,610	2,784
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,599
0% 8/15/11	4,170	3,514
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,273
Kermit Independent School District 5.25% 12/15/37	4,130	4,350
Killeen Independent School District:
5.25% 2/15/17	2,105	2,200
5.25% 2/15/18	1,325	1,385
La Joya Independent School District 5.25% 2/15/23	2,940	3,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lamar Consolidated Independent School District 5% 2/15/18	$ 2,000	$ 2,108
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32 (d)	4,000	4,192
Lewisville Independent School District 5% 8/15/16	305	315
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	7,615	7,990
Little Elm Independent School District 5.5% 8/15/21	60	63
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,595
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,260	6,720
5.25% 5/15/18 (AMBAC Insured)	1,875	1,980
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (i)	145	154
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	5,095	5,222
5.25% 5/15/18 (AMBAC Insured)	1,000	1,056
5.25% 5/15/19 (AMBAC Insured)	1,000	1,053
5.25% 5/15/20 (AMBAC Insured)	2,000	2,106
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,378
Mansfield Independent School District 5.5% 2/15/18	40	42
Mesquite Independent School District 5.375% 8/15/11	395	402
Midlothian Independent School District 0% 2/15/10	1,525	1,370
Midway Independent School District 0% 8/15/19	3,600	2,066
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	524
Series B, 5%, tender 9/1/10 (FSA Insured) (e)	3,700	3,803
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,379
5.5% 8/15/25 (FGIC Insured)	1,675	1,800
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (Escrowed to Maturity) (i)	5,215	5,718
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,132
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,546
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	4,115
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	7,175	7,355
Pampa Independent School District 5% 8/15/36	1,190	1,222
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Prosper Independent School District:
5.125% 8/15/30	$ 3,110	$ 3,219
5.75% 8/15/29	1,250	1,332
Robstown Independent School District 5.25% 2/15/29	3,165	3,310
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,635
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	16,000	16,329
San Antonio Elec. & Gas Sys. Rev. Series B, 0% 2/1/12 (Escrowed to Maturity) (i)	7,000	5,783
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,097
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	25	27
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,581
6.5% 5/15/10 (Escrowed to Maturity) (i)	440	470
San Marcos Consolidated Independent School District:
5% 8/1/17	1,175	1,228
5% 8/1/19	1,450	1,507
5% 8/1/22	1,680	1,737
5% 8/1/23	1,760	1,815
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,101
5.25% 2/15/22 (AMBAC Insured)	1,090	1,157
5.25% 2/15/30 (AMBAC Insured)	1,800	1,892
Socorro Independent School District 5.375% 8/15/18	60	63
South San Antonio Independent School District:
5% 8/15/17	1,025	1,062
5% 8/15/35	2,000	2,047
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,300
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (h)	6,655	6,832
5.75% 8/1/26	3,320	3,512
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,589
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,642
0% 2/1/14 (MBIA Insured)	6,910	5,225
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	$ 37,550	$ 39,596
5.75% 8/15/38 (AMBAC Insured)	27,550	29,364
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,153
5.625% 7/15/21	5,900	6,101
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,187
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (i)	1,000	1,086
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (i)	6,225	6,757
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	6,155	2,038
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,209
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	925
0% 2/15/33	6,985	2,002
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,079
5.75% 8/15/34	3,000	3,196
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
5.5% 2/15/20 (FSA Insured)	65	68
Wylie Independent School District 0% 8/15/20	1,790	975
		524,074
Utah - 0.8%
Intermountain Pwr. Agcy.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	5,753
6% 7/1/16 (Escrowed to Maturity) (i)	9,205	9,405
Series B, 5.75% 7/1/16 (MBIA Insured)	11,230	11,455
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	2,975	3,393
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,791
5.25% 4/1/17 (FSA Insured)	4,335	4,569
		38,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 3,100	$ 3,279
6.125% 12/1/27 (AMBAC Insured)	8,600	9,189
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	4,075	4,175
		16,643
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(h)	3,900	3,894
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,430	1,601
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,323
6% 2/15/13 (AMBAC Insured)	1,460	1,597
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	1,898
		11,313
Washington - 4.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	3,500	3,609
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	4,598
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(h)	2,430	2,518
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,740
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,151
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,436
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,391
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (h)	1,590	1,657
5.25% 1/1/20 (FGIC Insured) (h)	1,760	1,819
5.25% 1/1/23 (FGIC Insured) (h)	2,055	2,107
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	$ 2,575	$ 2,750
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,201
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,603
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,262
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,396
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,650	1,757
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,976
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,172
5.75% 12/1/21 (MBIA Insured)	2,000	2,168
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,111
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,329
5.25% 1/1/26 (FSA Insured)	15,800	16,359
Series B, 5% 7/1/28 (FSA Insured)	7,800	8,065
Series E, 5% 1/1/29 (MBIA Insured)	3,090	3,181
Series R 97A:
0% 7/1/17	7,045	4,469
0% 7/1/19 (MBIA Insured)	9,100	5,325
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,714
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. (Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,031
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,148
5.4% 7/1/12	56,550	59,862
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,243
0% 7/1/10 (MBIA Insured)	2,800	2,475
		225,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 5,325	$ 5,609
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,092
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,311
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,538
5.5% 8/15/16	1,545	1,602
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (i)	14,250	15,384
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (i)	4,300	4,732
		33,268
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (i)	4,830	5,315
TOTAL MUNICIPAL BONDS (Cost $4,656,332)		4,705,925
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (f)(g) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,656,471)		4,706,064
NET OTHER ASSETS - 0.0%		(35)
NET ASSETS - 100%		$ 4,706,029
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,017,000 or 0.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,692,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,474
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.0%
Electric Utilities	11.0%
Special Tax	9.8%
Water & Sewer	9.5%
Transportation	9.3%
Escrowed/Pre-Refunded	8.5%
Health Care	8.0%
Others* (individually less than 5%)	5.9%
100.0%
*Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,656,332)	$ 4,705,925
Fidelity Central Funds (cost $139)	139
Total Investments (cost $4,656,471)		$ 4,706,064
Cash		4,822
Receivable for fund shares sold		1,910
Interest receivable		63,982
Prepaid expenses		10
Other receivables		216
Total assets		4,777,004

Liabilities
Payable for investments purchased Regular delivery	$ 8,581
Delayed delivery	47,453
Payable for fund shares redeemed	6,857
Distributions payable	5,482
Accrued management fee	1,442
Other affiliated payables	1,108
Other payables and accrued expenses	52
Total liabilities		70,975

Net Assets		$ 4,706,029
Net Assets consist of:
Paid in capital		$ 4,639,155
Undistributed net investment income		2,428
Accumulated undistributed net realized gain (loss) on investments		14,853
Net unrealized appreciation (depreciation) on investments		49,593
Net Assets, for 376,385 shares outstanding		$ 4,706,029
Net Asset Value, offering price and redemption price per share ($4,706,029 ÷ 376,385 shares)		$ 12.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 106,783
Income from Fidelity Central Funds		3
Total income		106,786

Expenses
Management fee	$ 8,707
Transfer agent fees	1,846
Accounting fees and expenses	324
Custodian fees and expenses	34
Independent trustees' compensation	8
Registration fees	67
Audit	42
Legal	8
Miscellaneous	25
Total expenses before reductions	11,061
Expense reductions	(520)	10,541
Net investment income		96,245
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,410
Change in net unrealized appreciation (depreciation) on investment securities		(115,818)
Net gain (loss)		(97,408)
Net increase (decrease) in net assets resulting from operations		$ (1,163)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,245	$ 190,305
Net realized gain (loss)	18,410	41,962
Change in net unrealized appreciation (depreciation)	(115,818)	(22,071)
Net increase (decrease) in net assets resulting from operations	(1,163)	210,196
Distributions to shareholders from net investment income	(95,989)	(189,630)
Distributions to shareholders from net realized gain	(3,714)	(43,709)
Total distributions	(99,703)	(233,339)
Share transactions Proceeds from sales of shares	475,669	681,749
Reinvestment of distributions	65,690	157,888
Cost of shares redeemed	(420,532)	(806,663)
Net increase (decrease) in net assets resulting from share transactions	120,827	32,974
Redemption fees	14	18
Total increase (decrease) in net assets	19,975	9,849

Net Assets
Beginning of period	4,686,054	4,676,205
End of period (including undistributed net investment income of $2,428 and undistributed net investment income of $3,035, respectively)	$ 4,706,029	$ 4,686,054
Other Information Shares
Sold	37,491	53,337
Issued in reinvestment of distributions	5,184	12,364
Redeemed	(33,219)	(63,411)
Net increase (decrease)	9,456	2,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.82	$ 13.09	$ 13.18	$ 13.22	$ 12.68
Income from Investment Operations
Net investment income D	.257	.529	.549	.571	.585	.603
Net realized and unrealized gain (loss)	(.260)	.068	(.080)	.035	.162	.697
Total from investment operations	(.003)	.597	.469	.606	.747	1.300
Distributions from net investment income	(.257)	(.527)	(.547)	(.571)	(.585)	(.600)
Distributions from net realized gain	(.010)	(.120)	(.192)	(.125)	(.202)	(.160)
Total distributions	(.267)	(.647)	(.739)	(.696)	(.787)	(.760)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.77	$ 12.82	$ 13.09	$ 13.18	$ 13.22
Total Return B, C	(.04)%	4.78%	3.66%	4.73%	5.80%	10.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.47% A	.47%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47%A	.47%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.45%A	.45%	.45%	.47%	.47%	.46%
Net investment income	4.09%A	4.15%	4.22%	4.36%	4.42%	4.62%
Supplemental Data
Net assets, end of period (in millions)	$ 4,706	$ 4,686	$ 4,676	$ 4,630	$ 4,784	$ 4,801
Portfolio turnover rate F	27%A	25%	25%	20%	23%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 95,588
Unrealized depreciation	(42,632)
Net unrealized appreciation (depreciation)	$ 52,956
Cost for federal income tax purposes	$ 4,653,108

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $728,157 and $646,476, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $34 and $486, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Florida Municipal Income Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Florida Municipal Income Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Florida Municipal Income Fund on the day the reorganization is effective. A meeting of shareholders of Fidelity Florida Municipal Income Fund is expected to be held on September 19, 2007 to vote on the reorganization. If approved by shareholders , the reorganization is expected to become effective on or about October 26, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank N.A.

New York NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

HIY-USAN-0807
1.787789.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 997.90	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.10	$ 2.65
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Ohio Municipal Income Fund	.50%
Fidelity Ohio Municipal Money Market Fund	.53%

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.8	38.3
Water & Sewer	13.0	11.7
Education	12.7	14.2
Escrowed/Pre-Refunded	12.8	12.6
Health Care	7.2	6.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	7.2	6.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	6.6	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 67.4%	AAA 64.8%
AA,A 29.3%	AA,A 31.8%
BBB 2.6%	BBB 2.5%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,020,700
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	496,969
		1,517,669
Ohio - 96.8%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,012,240
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,546,050
5% 1/1/15	1,300,000	1,339,260
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,340,850
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,555,653
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,721,606
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,278,360
Brookville Local School District:
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	1,000,000	1,055,400
5.25% 12/1/20 (Pre-Refunded to 12/1/13 @ 100) (c)	1,875,000	2,005,125
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,305,000	2,543,083
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,310,362
Butler County Gen. Oblig. 5.25% 12/1/16 (Pre-Refunded to 12/1/13 @ 100) (c)	1,820,000	1,946,308
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,581,359
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,071,444
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,082,788
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (c)	1,005,000	1,067,601
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,031,758
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,586,550
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	2,000,000	2,138,800
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,268,830
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District Ctfs. Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	$ 1,000,000	$ 1,035,760
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,080,200
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (b)	4,000,000	4,009,400
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,592,325
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,661,455
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,202,960
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,254,141
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,319,650
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,056,535
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,361,279
5.25% 12/1/19 (FSA Insured)	1,045,000	1,112,079
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,851,078
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,249,124
0% 11/15/11 (MBIA Insured)	2,395,000	1,997,071
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,092,763
0% 11/15/11 (Escrowed to Maturity) (c)	245,000	205,433
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,582,578
Series A, 4.5% 6/1/25 (FGIC Insured)	450,000	439,169
5% 6/1/34 (FGIC Insured)	5,000,000	5,131,850
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,556,967
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,442
Series I, 5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,398
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,296,000
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,070,077
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	$ 2,400,000	$ 2,019,840
0% 10/1/12 (MBIA Insured)	1,405,000	1,133,554
5% 12/1/19	3,000,000	3,170,550
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	5,149,100
Delaware County Sanitation Swr. Sys. 4% 12/1/20 (FSA Insured)	625,000	582,281
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,364,214
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,154,850
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,406,986
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,496,073
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,156,994
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,212,920
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (c)	1,130,000	1,199,167
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,560,310
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,071,340
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,111,180
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	704,243
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,071,040
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,081,689
5% 12/1/18 (FGIC Insured)	1,075,000	1,124,085
5% 12/1/19 (FGIC Insured)	2,190,000	2,283,316
5% 12/1/19 (FGIC Insured)	1,130,000	1,178,149
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,126,507
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,949,853
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,734,155
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,867,016
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	$ 960,000	$ 991,642
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,171,360
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,047,620
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,046,750
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,109,585
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,370,619
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,458,828
Kettering City School District 5.25% 12/1/31 (FSA Insured)	4,250,000	4,665,650
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,428,814
Lakewood City School District:
0% 12/1/14 (FSA Insured)	495,000	361,746
0% 12/1/15 (FSA Insured)	1,500,000	1,044,720
0% 12/1/16 (FSA Insured)	1,200,000	796,164
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,076,740
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,027,300
5.5% 2/15/11	1,875,000	1,938,656
5.5% 2/15/12	1,000,000	1,043,290
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	3,971,515
5% 12/1/28 (FGIC Insured)	5,135,000	5,291,874
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,178,219
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,173,500
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,091,100
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,254,384
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,158,400
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	320,000	303,706
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	250,000	238,853
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	370,000	352,540
4.75% 12/1/47 (XL Cap. Assurance, Inc. Insured)	1,000,000	970,250
Middletown City School District:
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,175,000	1,240,095
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Middletown City School District: - continued
5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (c)	$ 1,110,000	$ 1,171,494
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,348,516
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,565,844
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,630,628
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,194,760
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,341,284
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,224,442
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. 4.25% 11/15/20 (MBIA Insured)	1,000,000	974,070
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,059,490
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12 (Pre-Refunded to 4/1/11 @ 100) (c)	2,960,000	3,119,929
5% 4/1/17 (MBIA Insured)	2,485,000	2,582,710
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/10	1,000,000	887,040
0% 8/1/14	1,375,000	1,006,514
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,307,525
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,818,452
Series 2002 B, 5.25% 11/1/20	2,520,000	2,657,164
Series A, 5.5% 9/15/16	11,060,000	11,728,902
Series D, 5% 3/1/24	3,415,000	3,535,891
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,139,420
6.5% 10/1/20	2,335,000	2,767,442
6.125% 10/1/15	2,000,000	2,261,180
6.25% 10/1/16	2,500,000	2,884,775
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,037,930
(Univ. Hosp. Health Sys. Proj.) Series A, 4.75% 1/15/46	1,950,000	1,844,778
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	$ 2,170,000	$ 2,282,254
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,271,984
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,642,810
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (a)(b)	3,020,000	3,024,923
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,174,950
Series B, 5.25% 6/1/16	5,000,000	5,306,750
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,859,433
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,682,627
5% 12/1/18 (MBIA Insured)	1,980,000	2,064,368
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,842,943
5.25% 12/1/18	2,610,000	2,848,815
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,717,841
5% 12/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	6,300,000	6,661,053
5.25% 12/1/15	2,200,000	2,361,546
5.5% 6/1/17	3,960,000	4,383,641
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,831,376
5% 12/1/17	3,765,000	3,948,393
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,375,148
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,391,769
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,336,425
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,352,522
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,272,134
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,259,783
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,374,765
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,092,540
5.25% 12/1/19	1,975,000	2,161,815
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,146,975
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District: - continued
5% 12/1/30 (FSA Insured)	$ 5,345,000	$ 5,543,727
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,084,670
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,859,949
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,054,848
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,054,261
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	533,215
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,085,650
6.375% 11/15/30	330,000	350,965
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (c)	670,000	727,386
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,074,410
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,217,034
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,068,160
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,494,233
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,034,982
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (c)	3,440,000	3,688,506
Sugarcreek Local School District (School Impt. Proj.):
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,030,000	1,087,062
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	300,000	316,620
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,748,651
5.25% 12/1/21	1,740,000	1,846,627
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,139,720
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,163,480
5% 11/15/30 (MBIA Insured)	3,500,000	3,618,160
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,451,337
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,097,459
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Ctfs. of Prtn.: - continued
5.5% 6/1/12 (MBIA Insured)	$ 1,315,000	$ 1,380,158
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,048,250
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,510,979
5% 6/1/19 (AMBAC Insured)	1,520,000	1,584,767
Warren County Gen. Oblig.:
6.1% 12/1/12	440,000	461,938
6.65% 12/1/11	280,000	295,492
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,091,546
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,441,248
5% 5/1/18 (MBIA Insured)	1,440,000	1,505,030
5% 5/1/19 (MBIA Insured)	1,515,000	1,580,675
		403,426,451
Puerto Rico - 1.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,725,000	2,865,855
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,435,603
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,044,070
		5,345,528
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	1,079,804
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	509,395
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,033,020
		3,622,219
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $412,208,852)	413,911,867
NET OTHER ASSETS - 0.6%	2,621,781
NET ASSETS - 100%	$ 416,533,648
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 1,500,000	$ 36,055
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.8%
Water & Sewer	13.0%
Education	12.7%
Escrowed/Pre-Refunded	12.8%
Health Care	7.2%
Others* (individually less than 5%)	14.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $412,208,852)		$ 413,911,867
Cash		717,714
Receivable for investments sold		37,934
Receivable for fund shares sold		239,520
Interest receivable		3,021,343
Swap agreements, at value		36,055
Prepaid expenses		939
Other receivables		34,685
Total assets		418,000,057

Liabilities
Payable for fund shares redeemed	$ 818,694
Distributions payable	385,052
Accrued management fee	127,533
Transfer agent fee payable	80,670
Other affiliated payables	28,697
Other payables and accrued expenses	25,763
Total liabilities		1,466,409

Net Assets		$ 416,533,648
Net Assets consist of:
Paid in capital		$ 414,146,608
Undistributed net investment income		103,317
Accumulated undistributed net realized gain (loss) on investments		544,653
Net unrealized appreciation (depreciation) on investments		1,739,070
Net Assets, for 36,755,608 shares outstanding		$ 416,533,648
Net Asset Value, offering price and redemption price per share ($416,533,648 ÷ 36,755,608 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 9,123,477

Expenses
Management fee	$ 774,482
Transfer agent fees	160,798
Accounting fees and expenses	54,669
Custodian fees and expenses	3,039
Independent trustees' compensation	682
Registration fees	14,463
Audit	25,219
Legal	1,310
Miscellaneous	2,311
Total expenses before reductions	1,036,973
Expense reductions	(51,503)	985,470
Net investment income		8,138,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	763,193
Futures contracts	(23,060)
Total net realized gain (loss)		740,133
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,649,440)
Futures contracts	205
Swap agreements	36,055
Total change in net unrealized appreciation (depreciation)		(9,613,180)
Net gain (loss)		(8,873,047)
Net increase (decrease) in net assets resulting from operations		$ (735,040)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,138,007	$ 16,563,469
Net realized gain (loss)	740,133	5,031,324
Change in net unrealized appreciation (depreciation)	(9,613,180)	(3,467,937)
Net increase (decrease) in net assets resulting from operations	(735,040)	18,126,856
Distributions to shareholders from net investment income	(8,137,266)	(16,558,868)
Distributions to shareholders from net realized gain	(907,060)	(3,971,411)
Total distributions	(9,044,326)	(20,530,279)
Share transactions Proceeds from sales of shares	28,538,892	44,437,006
Reinvestment of distributions	6,503,127	14,914,786
Cost of shares redeemed	(30,607,269)	(59,920,439)
Net increase (decrease) in net assets resulting from share transactions	4,434,750	(568,647)
Redemption fees	275	906
Total increase (decrease) in net assets	(5,344,341)	(2,971,164)

Net Assets
Beginning of period	421,877,989	424,849,153
End of period (including undistributed net investment income of $103,317 and undistributed net investment income of $175,678, respectively)	$ 416,533,648	$ 421,877,989
Other Information Shares
Sold	2,479,869	3,827,254
Issued in reinvestment of distributions	566,002	1,285,302
Redeemed	(2,667,249)	(5,176,446)
Net increase (decrease)	378,622	(63,890)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03	$ 11.54
Income from Investment Operations
Net investment income D	.222	.459	.476	.496	.507	.527
Net realized and unrealized gain (loss)	(.245)	.050	(.135)	.026	.166	.568
Total from investment operations	(.023)	.509	.341	.522	.673	1.095
Distributions from net investment income	(.222)	(.459)	(.476)	(.497)	(.508)	(.525)
Distributions from net realized gain	(.025)	(.110)	(.185)	(.145)	(.095)	(.080)
Total distributions	(.247)	(.569)	(.661)	(.642)	(.603)	(.605)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.33	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03
Total Return B, C	(.21)%	4.47%	2.90%	4.44%	5.72%	9.68%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.47% A	.45%	.47%	.49%	.50%	.49%
Net investment income	3.89% A	3.96%	4.00%	4.13%	4.20%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,534	$ 421,878	$ 424,849	$ 423,597	$ 431,039	$ 435,057
Portfolio turnover rate	25% A	19%	23%	26%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	83.9	85.7	87.4
31 - 90	4.8	2.3	5.8
91 - 180	3.7	2.7	3.7
181 - 397	7.6	9.3	3.1
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Ohio Municipal Money Market Fund	35 Days	38 Days	24 Days
Ohio Tax-Free Money Market Funds Average*	36 Days	39 Days	32 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 81.1%	Variable Rate Demand Notes (VRDNs) 81.8%
Commercial Paper (including CP Mode) 1.0%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 0.8%	Tender Bonds 0.9%
Municipal Notes 13.5%	Municipal Notes 11.4%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 1.3%
Other Investments 0.2%	Other Investments 1.2%
Net Other Assets 3.4%	Net Other Assets 2.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount	Value
Ohio - 96.2%
Akron Income Tax Rev. Participating VRDN Series ROC II R2137, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,160,000	$ 3,160,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.78%, tender 8/15/07 (b)	7,980,000	7,980,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,530,000	1,530,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08	1,510,000	1,513,828
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)	7,350,000	7,350,000
Butler County Hosp. Facilities Rev. Participating VRDN Series ROC II R 11 006, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,665,000	6,665,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)	3,350,000	3,350,000
Cincinnati City School District Participating VRDN Series Putters 1177, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	13,630,000	13,630,000
Cincinnati School Dev. Participating VRDN Series ROC II RR 9033 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,290,000	2,290,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R7528, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,610,000	2,610,000
Clark County Gen. Oblig. BAN:
3.83% 11/14/07	3,000,000	3,002,482
4% 5/8/08	1,000,000	1,002,293
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,315,000	1,315,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 3731, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,000,000	15,000,000
Series PT 799, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 06 149, 3.81% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	7,885,000	7,885,000
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,575,000	11,575,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000,000	6,000,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/21/07	2,180,000	2,183,049
Columbus City School District Participating VRDN Series 1488, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,330,000	3,330,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	$ 1,000,000	$ 1,008,660
Participating VRDN Series Putters 162, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130,000	5,130,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,000,000	5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	3,440,000	3,440,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.8%, LOC KeyBank NA, VRDN (b)	4,255,000	4,255,000
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.78%, LOC Bank of New York, New York, VRDN (b)	6,300,000	6,300,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,965,000	5,965,000
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 264, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,890,000	2,890,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	990,000	990,000
(Pubco Corp. Proj.) Series 2001, 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,140,000	2,140,000
(The Great Lakes Brewing Co. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	4,300,000	4,300,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 3.91%, VRDN (b)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.81%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 B, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Series 2007 C, 3.91% (Deutsche Post AG Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,425,000	3,425,000
Delaware Gen. Oblig. BAN 4% 5/8/08	9,900,000	9,926,826
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Elyria Gen. Oblig. BAN Series A, 4.5% 7/19/07	$ 4,500,000	$ 4,501,502
Erie County Gen. Oblig. BAN:
4.25% 9/27/07	5,000,000	5,006,471
4.25% 9/27/07	7,500,000	7,509,706
4.5% 9/27/07	700,000	701,319
Erie County Hosp. Facilities Rev. Participating VRDN Series MT 253, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.78%, LOC JPMorgan Chase Bank, VRDN (b)	8,025,000	8,025,000
Euclid Gen. Oblig. BAN (Waterline Impt. Proj.) 4% 10/30/07	3,000,000	3,003,352
Fairfield County Gen. Oblig. BAN 4% 12/6/07	2,200,000	2,203,762
Franklin County Health Care Facilities Rev. (Willow Brook Christian Village Proj.) 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,790,000	10,790,000
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 3.8%, LOC Fannie Mae, VRDN (b)(c)	4,350,000	4,350,000
Greene County Gen. Oblig. BAN Series E, 4.25% 11/20/07	4,505,000	4,515,094
Grove City Gen. Oblig. BAN 4% 3/14/08	9,530,240	9,556,679
Hamilton City School District Participating VRDN Series Putters 1766, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,245,000	4,245,000
Hamilton County Health Care Facilities Rev. 3.77%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,950,000	3,950,000
Hamilton County Sales Tax Rev. Participating VRDN:
Series MS 06 1839, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,150,000	8,150,000
Series Putters 1875, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,260,000	5,260,000
Hamilton Gen. Oblig. BAN 4.5% 9/14/07	11,210,000	11,227,762
Hancock County Gen. Oblig. BAN 4.5% 11/8/07	4,000,000	4,010,880
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,890,000	7,890,000
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,510,000	2,510,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	660,000	660,000
(Norshar Co. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,720,000	2,720,000
Lebanon Gen. Oblig. BAN 4.25% 5/30/08	5,270,000	5,296,475
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lorain County Gen. Oblig. BAN (Swr. Systems Impt. Proj.) Series C, 4.5% 11/14/07	$ 1,850,000	$ 1,856,055
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 4.125% 6/5/08	7,670,000	7,700,579
Mason Gen. Oblig. BAN 4.25% 3/13/08	2,600,000	2,610,522
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 3.83%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,000,000	4,000,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,445,000	1,445,000
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000,000	8,000,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 4.03%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,415,000	2,415,000
(Kettering Affiliated Proj.) 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	6,775,000	6,775,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.8%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	4,287,000	4,287,000
New Albany Gen. Oblig. BAN 4.25% 12/13/07	2,800,000	2,807,409
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Putters 1887, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,585,000	5,585,000
Ohio Air Quality Participating VRDN Series LB 06 47, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 1415 R, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	11,500,000	11,500,000
(AK Steel Corp. Proj.) Series A, 3.81%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.94%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
3.98%, VRDN (b)	7,800,000	7,800,000
(FirstEnergy Corp. Proj.) Series A, 3.76%, LOC Wachovia Bank NA, VRDN (b)(c)	20,100,000	20,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,340,000	5,340,000
Series Putters 793, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,060,000	2,060,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Consolidated Pub. Impt. Participating VRDN Series EC 1139, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 19,900,000	$ 19,900,000
Ohio Gen. Oblig.:
Bonds (Hwy. Cap. Improvements Buckeye Savers Prog.) Series K, 4% 5/1/08	1,450,000	1,453,876
Participating VRDN:
Series EC 1073, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,440,000	1,440,000
Series EC 1074, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800,000	6,800,000
Series Putters 1295, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,990,000	2,990,000
Series Putters 1394, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,140,000	5,140,000
Ohio Higher Ed. Participating VRDN Series ROC II R 11009, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,875,000	7,875,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 07 0041, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,700,000	9,700,000
Series EGL 7053020 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,020,000	25,019,997
Series PT 3877, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,970,000	4,970,000
(Ashland Univ. Proj.) 3.78%, LOC KeyBank NA, VRDN (b)	16,670,000	16,670,000
(Pooled Fing. Prog.):
Series 1996, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,300,000	1,300,000
Series 1997, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,600,000	3,600,000
Series 1998, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,805,000	8,805,000
Series 1999, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,080,000	8,080,000
Series A, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,160,000	1,160,000
(Univ. of Northwestern Ohio Proj.) 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	9,750,000	9,750,000
3.72% 8/10/07 (Liquidity Facility JPMorgan Chase Bank), CP	9,900,000	9,900,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 3.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,720,000	6,720,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 3.82% (Liquidity Facility Bank of America NA) (b)(c)(d)	$ 2,700,000	$ 2,700,000
Series BA 98 B, 3.82% (Liquidity Facility Bank of America NA) (b)(c)(d)	12,470,000	12,470,000
Series BA 98 Q, 3.88% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,505,000	4,505,000
Series BS 3055, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	9,995,000	9,995,000
Series BS 7050, 3.81% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(d)	7,500,000	7,500,000
Series LB 03 L46J, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,680,000	4,680,000
Series Merlots 00 A1, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,580,000	2,580,000
Series Merlots 01 A78, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,315,000	1,315,000
Series Merlots 02 A34, 3.84% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,065,000	1,065,000
Series Merlots 05 A16, 3.84% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,570,000	4,570,000
Series Merlots 06 A2, 3.84% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	8,530,000	8,530,000
Series PT 228, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,905,000	2,905,000
Series PT 567, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	40,000	40,000
Series PT 582, 3.79% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,930,000	4,930,000
Series Putters 1334, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	9,850,000	9,850,000
(Mortgage-Backed Securities Prog.) Series 2005 B2, 3.79% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	7,530,000	7,530,000
Series B, 3.78% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.78%, LOC Charter One Bank NA, VRDN (b)(c)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.8%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	2,835,000	2,835,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	$ 465,000	$ 465,000
Series C, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
Series D, 3.9%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
(Pine Crossing Apts. Proj.) 3.79%, LOC LaSalle Bank NA, VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.81%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN Series Putters 1549, 3.83% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,530,000	7,530,000
Series 06N, 3.79% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,000,000	20,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.) Series 1998, 3.95%, VRDN (b)(c)	8,975,000	8,975,000
(BP Products NA, Inc. Proj.) 3.95% (BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
(Republic Svcs., Inc. Proj.) 4%, VRDN (b)(c)	7,700,000	7,700,000
Ohio State Hsg. Fin. Agcy. Residential Mtg. Participating VRDN Series LB 06 K 25, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,000,000	4,000,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series EC 1140, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,770,000	21,770,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.8%, LOC Bank of America NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,530,000	4,530,000
(FirstEnergy Corp. Proj.):
Series A, 3.77%, LOC Barclays Bank PLC, VRDN (b)(c)	19,000,000	19,000,000
3.78%, LOC Wachovia Bank NA, VRDN (b)(c)	11,200,000	11,200,000
Series A, 3.79%, LOC Barclays Bank PLC, VRDN (b)(c)	11,600,000	11,600,000
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4.25% 11/8/07	1,000,000	1,002,129
4.25% 11/8/07	2,393,000	2,398,094
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.8%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 300,000	$ 300,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,685,000	1,685,000
Powell Gen. Oblig. BAN 4.5% 4/24/08	3,400,000	3,422,964
Princeton City School District Participating VRDN Series ROC II RR 9059, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,430,000	5,430,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 3.83%, LOC KeyBank NA, VRDN (b)	4,520,000	4,520,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.87%, LOC LaSalle Bank Midwest NA, VRDN (b)(c)	1,400,000	1,400,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,260,000	2,260,000
Solon Gen. Oblig. BAN 4% 11/21/07	1,000,000	1,001,512
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.87%, LOC KeyBank NA, VRDN (b)(c)	1,860,000	1,860,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.8%, LOC KeyBank NA, VRDN (b)	4,515,000	4,515,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.85%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,875,000	1,875,000
3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,200,000	1,200,000
(Kaiser Dev. Proj.) 4.3%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	540,000	540,000
(Keltec, Inc. Proj.) Series 1987, 4.3%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	40,000	40,000
(Mannix Co. Proj.) Series 1987, 4.3%, LOC JPMorgan Chase Bank, VRDN (b)(c)	220,000	220,000
(Sigma Properties Proj.) Series 2000 B, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,485,000	1,485,000
(Triumph Hldgs. Proj.) 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,110,000	1,110,000
Sylvania Gen. Oblig. BAN 4% 4/17/08	4,500,000	4,512,773
Toledo City School District Participating VRDN Series Putters 655, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,695,000	1,695,000
Trumbull County BAN 4% 3/27/08	7,300,000	7,315,435
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,945,000	2,945,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts BAN:
3.73% 10/1/07	$ 8,300,000	$ 8,300,000
4.5% 1/24/08 (a)	10,000,000	10,041,200
Upper Arlington BAN 4.25% 1/7/08	3,972,000	3,983,946
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.8%, LOC Nat'l. City Bank Cleveland, VRDN (b)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.76%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,724,000	6,724,000
West Chester Township Gen. Oblig. BAN 4.125% 4/2/08	5,000,000	5,018,743
Westerville Gen. Oblig. BAN (Electic Sys. Impt. Proj.) 4.5% 9/20/07	1,575,000	1,578,035
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,845,000	1,845,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.81%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,600,000	4,600,000
		980,529,409
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,518,000	3,518,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $984,047,409)		984,047,409
NET OTHER ASSETS - 3.4%		34,863,858
NET ASSETS - 100%		$ 1,018,911,267
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $984,047,409)		$ 984,047,409
Cash		4,032,503
Receivable for investments sold		37,475,904
Receivable for fund shares sold		8,805,327
Interest receivable		7,481,137
Prepaid expenses		1,710
Other receivables		295,662
Total assets		1,042,139,652

Liabilities
Payable for investments purchased	$ 10,301,227
Payable for fund shares redeemed	7,158,869
Distributions payable	124,476
Accrued management fee	319,258
Other affiliated payables	369,160
Other payables and accrued expenses	4,955,395
Total liabilities		23,228,385

Net Assets		$ 1,018,911,267
Net Assets consist of:
Paid in capital		$ 1,018,831,704
Undistributed net investment income		105,353
Accumulated undistributed net realized gain (loss) on investments		(25,790)
Net Assets, for 1,018,819,526 shares outstanding		$ 1,018,911,267
Net Asset Value, offering price and redemption price per share ($1,018,911,267 ÷ 1,018,819,526 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 17,864,277
Income from Fidelity Central Funds		2,345
Total income		17,866,622

Expenses
Management fee	$ 1,821,034
Transfer agent fees	677,140
Accounting fees and expenses	58,203
Custodian fees and expenses	7,785
Independent trustees' compensation	1,525
Registration fees	14,998
Audit	21,308
Legal	2,937
Miscellaneous	3,588
Total expenses before reductions	2,608,518
Expense reductions	(619,123)	1,989,395
Net investment income		15,877,227
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(32,217)
Net increase in net assets resulting from operations		$ 15,845,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,877,227	$ 25,274,135
Net realized gain (loss)	(32,217)	17,473
Net increase in net assets resulting from operations	15,845,010	25,291,608
Distributions to shareholders from net investment income	(15,853,031)	(25,274,018)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,415,184,803	2,254,001,151
Reinvestment of distributions	15,591,476	25,013,218
Cost of shares redeemed	(1,368,307,263)	(2,124,486,464)
Net increase (decrease) in net assets and shares resulting from share transactions	62,469,016	154,527,905
Total increase (decrease) in net assets	62,460,995	154,545,495

Net Assets
Beginning of period	956,450,272	801,904,777
End of period (including undistributed net investment income of $105,353 and undistributed net investment income of $81,157, respectively)	$ 1,018,911,267	$ 956,450,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.008	.006	.011
Distributions from net investment income	(.016)	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	3.01%	1.99%	.76%	.64%	1.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.54%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.40% A	.40%	.43%	.53%	.53%	.51%
Net investment income	3.23% A	2.98%	1.98%	.77%	.64%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018,911	$ 956,450	$ 801,905	$ 770,058	$ 687,760	$ 652,072

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 412,202,770	$ 6,012,479	$ (4,303,382)	$ 1,709,097
Fidelity Ohio Municipal Money Market Fund	984,047,409	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $56,564,130 and $51,441,796, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 519

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 3,039	$ 48,464	$ -
Fidelity Ohio Municipal Money Market Fund	7,668	601,060	10,395

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund
Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-USAN-0807
1.787787.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Fidelity Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,002.80	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.20	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	.50%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.8	32.8
Escrowed/Pre-Refunded	14.6	12.8
Transportation	13.0	14.4
Education	12.7	9.8
Health Care	11.7	11.5
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	5.9	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	5.9	5.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 73.9%	AAA 74.6%
AA,A 24.1%	AA,A 17.8%
BBB 3.8%	BBB 4.9%
BB and Below 1.9%	BB and Below 0.1%
Not Rated 0.0%	Not Rated 1.1%
Short-Term Investments and Net Other Assets* (3.7)%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 103.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 343,649
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,064,340
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,185,760
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	734,202
		4,984,302
Pennsylvania - 100.9%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,762,230
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (d)	2,545,000	2,643,059
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/11 (MBIA Insured) (d)	2,000,000	2,101,620
5.75% 1/1/12 (MBIA Insured) (d)	3,000,000	3,183,390
5.75% 1/1/14 (MBIA Insured) (d)	3,000,000	3,226,440
5.75% 1/1/09 (MBIA Insured) (d)	3,000,000	3,076,020
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,747,668
5.25% 3/1/32	2,000,000	2,070,740
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	260,000	276,406
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,010,500
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,593,144
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4.05% 5/1/08	1,425,000	1,422,150
5% 5/1/09	1,475,000	1,492,051
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/09	1,750,000	1,763,055
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	3,000,000	2,980,560
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (e)	2,260,000	1,806,169
5.5% 12/1/30 (MBIA Insured)	305,000	320,195
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	$ 1,500,000	$ 1,679,280
6% 3/1/31 (FSA Insured)	1,975,000	2,206,924
Bristol Borough School District:
5.25% 3/1/25 (Pre-Refunded to 9/1/15 @ 100) (e)	2,400,000	2,594,736
5.25% 3/1/31 (Pre-Refunded to 9/1/15 @ 100) (e)	5,495,000	5,940,864
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (d)	1,870,000	1,951,532
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured) (b)	8,995,000	9,438,543
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,679,300
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (e)	5,000,000	6,209,900
Chambersburg Area School District:
5.25% 3/1/26 (Fgic Corp. Insured) (a)	2,000,000	2,120,940
5.25% 3/1/27 (Fgic Corp. Insured) (a)	2,000,000	2,119,540
5.25% 3/1/29 (Fgic Corp. Insured) (a)	3,600,000	3,807,576
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,477,405
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,290,250
6% 11/15/30	3,620,000	3,868,803
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	876,885
5% 12/15/10	905,000	922,448
Series B:
4% 12/15/07	305,000	304,576
5% 12/15/08	800,000	806,960
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (d)	2,500,000	2,606,900
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,273,077
East Stroudsburg Area School District:
6.5% 9/1/18 (FSA Insured)	1,280,000	1,495,411
7.5% 9/1/22 (FSA Insured)	1,500,000	1,860,000
7.75% 9/1/28 (FSA Insured)	2,750,000	3,459,198
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured)	$ 2,700,000	$ 3,339,171
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,761,086
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,184,777
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	745,968
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (e)	605,000	642,335
Lancaster County Hosp. Auth. Rev.:
(Lancaster Gen. Hosp. Proj.) Series A:
5% 3/15/19	1,195,000	1,237,650
5% 3/15/20	1,255,000	1,294,821
5% 11/1/20	1,065,000	1,089,633
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	2,000,000	1,970,060
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured) (a)	1,125,000	1,417,556
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured) (a)	1,175,000	1,503,401
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,453,924
6% 6/1/16 (AMBAC Insured)	1,000,000	1,127,000
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,013,660
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,319,864
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,124,957
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (e)	1,000,000	877,130
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (e)	1,525,000	1,630,454
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,911,201
Pennsbury School District 5.5% 1/15/17 (Pre-Refunded to 7/15/12 @ 100) (e)	2,160,000	2,299,126
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (d)	$ 3,300,000	$ 3,497,274
6.375% 11/1/41 (d)	1,300,000	1,381,926
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	3,500,000	3,494,190
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,622,425
5.25% 2/1/14	125,000	131,360
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,200,365
5% 5/1/18 (MBIA Insured)	1,220,000	1,281,939
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,627,250
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,575,325
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,080,420
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,157,080
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,035,020
5.25% 8/1/11 (FSA Insured)	1,000,000	1,034,410
Series 2001 A:
6% 1/15/22	400,000	424,800
6% 1/15/31	1,000,000	1,061,660
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	521,190
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev. Series 54A, 5.375% 10/1/28 (d)	135,000	135,967
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,162,490
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	514,185
(Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (e)	3,210,000	3,375,508
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,389,737
Series B:
5.25% 8/15/17	1,150,000	1,251,568
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.: - continued
Series B:
5.25% 8/15/18	$ 1,360,000	$ 1,476,878
5% 9/1/29	1,550,000	1,605,537
5% 9/1/35	4,485,000	4,627,130
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	7,345,000	7,639,094
5% 12/1/26 (AMBAC Insured)	2,000,000	2,078,580
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,138,740
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (d)	3,770,000	3,885,852
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,413,866
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,800,000	2,870,896
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,850,336
Series 18:
5.25% 8/1/17	1,500,000	1,584,180
5.25% 8/1/19	1,000,000	1,049,910
5.25% 8/1/20	1,000,000	1,048,050
Series A1, 5.25% 9/1/18 (Assured Guaranty Ltd. Insured)	3,340,000	3,518,757
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	2,000,000	2,061,300
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,555,851
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,017,890
5.5% 5/15/08	1,000,000	1,013,790
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	856,100
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,095,780
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,027,810
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (e)	1,565,000	1,662,828
Series 2004 D, 5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (e)	2,785,000	2,986,188
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,221,145
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 D:
5.5% 6/1/17 (FSA Insured)	$ 2,125,000	$ 2,334,228
Series D, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (e)	1,800,000	1,916,604
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	5,052,384
Series A:
5% 11/1/31 (FGIC Insured)	1,120,000	1,147,765
5% 7/1/35 (FSA Insured)	2,130,000	2,192,153
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,181,050
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,212,115
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,713,411
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (e)	2,435,000	2,589,671
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,153,660
5.25% 9/1/16 (FSA Insured)	3,000,000	3,241,950
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,065,395
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,459,038
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	837,116
5.375% 4/1/17 (FSA Insured)	830,000	876,198
5.375% 4/1/18 (FSA Insured)	875,000	923,318
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,971,846
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,948,069
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (e)	4,290,000	3,050,276
0% 8/1/16 (Escrowed to Maturity) (e)	2,955,000	2,005,204
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (c)(d)	2,700,000	2,723,166
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,872,200
0% 8/15/20 (FGIC Insured)	2,500,000	1,366,600
Series C, 0% 8/15/17 (Escrowed to Maturity) (e)	2,500,000	1,608,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured) (a)	$ 5,740,000	$ 6,079,464
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,578,554
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (e)	1,000,000	1,067,930
		301,820,561
Puerto Rico - 1.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,069,830
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	531,895
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,538,130
		3,139,855
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $306,929,221)	310,288,367
NET OTHER ASSETS - (3.7)%	(11,191,048)
NET ASSETS - 100%	$ 299,097,319
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Equity Index Contracts
40 U.S. Treasury 20-Year Bond Contracts	Sept. 2007	$ 4,310,000	$ (68,910)

The face value of futures sold as a percentage of net assets - 1.4%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $68,205.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.8%
Escrowed/Pre-Refunded	14.6%
Transportation	13.0%
Education	12.7%
Health Care	11.7%
Water & Sewer	9.9%
Electric Utilities	8.7%
Others* (individually less than 5%)	(1.4)%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $306,929,221)		$ 310,288,367
Cash		1,816,285
Receivable for investments sold		152,332
Receivable for fund shares sold		828,226
Interest receivable		3,868,877
Prepaid expenses		697
Other receivables		18,184
Total assets		316,972,968

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 16,972,291
Payable for fund shares redeemed	349,995
Distributions payable	318,653
Accrued management fee	91,535
Payable for daily variation on futures contracts	38,750
Other affiliated payables	79,132
Other payables and accrued expenses	25,293
Total liabilities		17,875,649

Net Assets		$ 299,097,319
Net Assets consist of:
Paid in capital		$ 295,377,362
Undistributed net investment income		24,973
Accumulated undistributed net realized gain (loss) on investments		404,748
Net unrealized appreciation (depreciation) on investments		3,290,236
Net Assets, for 28,273,161 shares outstanding		$ 299,097,319
Net Asset Value, offering price and redemption price per share ($299,097,319 ÷ 28,273,161 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 6,701,394

Expenses
Management fee	$ 557,629
Transfer agent fees	117,062
Accounting fees and expenses	39,360
Custodian fees and expenses	2,269
Independent trustees' compensation	488
Registration fees	16,084
Audit	24,939
Legal	558
Miscellaneous	1,668
Total expenses before reductions	760,057
Expense reductions	(49,513)	710,544
Net investment income		5,990,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		937,223
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,183,024)
Futures contracts	(68,910)
Total change in net unrealized appreciation (depreciation)		(6,251,934)
Net gain (loss)		(5,314,711)
Net increase (decrease) in net assets resulting from operations		$ 676,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,990,850	$ 12,342,025
Net realized gain (loss)	937,223	1,278,730
Change in net unrealized appreciation (depreciation)	(6,251,934)	(1,344,663)
Net increase (decrease) in net assets resulting from operations	676,139	12,276,092
Distributions to shareholders from net investment income	(5,982,151)	(12,336,853)
Distributions to shareholders from net realized gain	(564,246)	(310,486)
Total distributions	(6,546,397)	(12,647,339)
Share transactions Proceeds from sales of shares	25,152,272	37,832,845
Reinvestment of distributions	4,505,475	8,726,545
Cost of shares redeemed	(30,365,692)	(47,247,313)
Net increase (decrease) in net assets resulting from share transactions	(707,945)	(687,923)
Redemption fees	2,568	142
Total increase (decrease) in net assets	(6,575,635)	(1,059,028)

Net Assets
Beginning of period	305,672,954	306,731,982
End of period (including undistributed net investment income of $24,973 and undistributed net investment income of $16,649, respectively)	$ 299,097,319	$ 305,672,954
Other Information Shares
Sold	2,346,521	3,522,178
Issued in reinvestment of distributions	420,936	811,737
Redeemed	(2,837,250)	(4,399,396)
Net increase (decrease)	(69,793)	(65,481)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07	$ 10.64
Income from Investment Operations
Net investment income D	.211	.433	.440	.454	.463	.482
Net realized and unrealized gain (loss)	(.180)	(.009)	(.148)	.006	.091	.471
Total from investment operations	.031	.424	.292	.460	.554	.953
Distributions from net investment income	(.211)	(.433)	(.439)	(.452)	(.462)	(.482)
Distributions from net realized gain	(.020)	(.011)	(.073)	(.048)	(.102)	(.041)
Total distributions	(.231)	(.444)	(.512)	(.500)	(.564)	(.523)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 10.58	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07
Total Return B, C	.28%	4.02%	2.70%	4.28%	5.11%	9.14%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.47% A	.42%	.45%	.49%	.50%	.49%
Net investment income	3.97% A	4.03%	4.02%	4.14%	4.18%	4.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,097	$ 305,673	$ 306,732	$ 297,621	$ 292,019	$ 300,026
Portfolio turnover rate	21% A	19%	26%	14%	18%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	93.7	93.0	95.5
31 - 90	0.4	1.0	0.8
91 - 180	0.8	2.6	0.0
181 - 397	5.1	3.4	3.7
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
Fidelity Pennsylvania Municipal Money Market Fund	25 Days	19 Days	19 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	25 Days	18 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Variable Rate Demand Notes (VRDNs) 89.7%	Variable Rate Demand Notes (VRDNs) 90.7%
Commercial Paper (including CP Mode) 0.4%	Commercial Paper (including CP Mode) 0.5%
Tender Bonds 2.2%	Tender Bonds 1.9%
Municipal Notes 2.3%	Municipal Notes 3.2%
Fidelity Municipal Cash Central Fund 1.0%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 2.3%	Other Investments 1.2%
Net Other Assets 2.1%	Net Other Assets 2.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Clipper 06 13, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(f)(h)	10,050,000	10,050,000
Series PT 3965, 3.81% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	4,000,000	4,000,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series PT 3891, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,700,000	5,700,000
Series Putters 3743, 3.81% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	3,195,000	3,195,000
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,510,000	1,510,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	6,200,000	6,200,000
(Childrens Institute Pittsburgh Proj.) Series A, 3.74%, LOC Citizens Bank of Pennsylvania, VRDN (c)	7,350,000	7,350,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 4%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	1,480,000	1,480,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.85%, tender 7/2/07, LOC PNC Bank NA, Pittsburgh (c)	2,375,000	2,375,000
(Doren, Inc. Proj.) Series 1997 C, 3.9%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,100,000	1,100,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,030,000	2,030,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,120,000	3,120,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus. Trust Proj.) 3.83%, LOC First Tennessee Bank NA, Memphis, VRDN (c)(f)	2,275,000	2,275,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 3.89%, LOC Wachovia Bank NA, VRDN (c)(f)	2,105,000	2,105,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 6,000,000	$ 6,000,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.98%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	11,725,000	11,725,000
Series 1998 A2, 3.86%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.78% (FGIC Insured), VRDN (c)	3,725,000	3,725,000
Chester County Inter Unit 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,630,000	1,630,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.85%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	5,900,000	5,900,000
Cumberland County Muni. Auth. College Rev. Bonds (Dickinson College Proj.) Series 2000 B, 3.63%, tender 11/1/07 (AMBAC Insured) (c)	5,405,000	5,405,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.79% (Liquidity Facility Bank of New York, New York) (c)(h)	5,400,000	5,400,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 3.79% (Liquidity Facility Citibank NA) (c)(h)	4,375,000	4,375,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	4,475,000	4,475,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.84%, LOC Wachovia Bank NA, VRDN (c)(f)	1,000,000	1,000,000
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,900,000	5,900,000
Lehigh Gen. Oblig. Participating VRDN Series MT 385, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700,000	5,700,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.82% (Liquidity Facility Morgan Stanley) (c)(f)(h)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)(f)	1,905,000	1,905,000
Series C, 3.88%, LOC Manufacturers & Traders Trust Co., VRDN (c)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 3.92% tender 9/4/07, CP mode (f)	$ 2,500,000	$ 2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,200,000	2,200,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	27,910,000	27,910,000
(FirstEnergy Corp. Proj.) Series A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,000,000	13,000,000
(Merck & Co. Proj.) Series 2000, 3.8%, VRDN (c)(f)	11,000,000	11,000,000
(Shippingport Proj.) Series A, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	6,100,000	6,100,000
(York Wtr. Co. Proj.) Series B, 3.8% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	10,275,000	10,275,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.79%, LOC Citizens Bank of Pennsylvania, VRDN (c)(f)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) 3.79%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.79%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	11,535,000	11,535,000
Series 1999 C4, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	700,000	700,000
Series 2002 B6, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800,000	800,000
Series 2004 D2, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,100,000	2,100,000
Series 2004 D6, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,500,000	2,500,000
Series B3, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100,000	1,100,000
Series B5, 3.8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, VRDN (c)(f)	4,200,000	4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.955%, VRDN (c)(f)	1,600,000	1,600,000
Series B, 3.95% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series EC 1064, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,040,000	$ 5,040,000
Series EC 1142, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,000,000	6,000,000
Series Putters 1382, 3.79% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,540,000	3,540,000
Series ROC II R 11056, 3.79% (Liquidity Facility Citibank NA) (c)(h)	3,700,000	3,700,000
Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series PA 1483, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700,000	5,700,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.77% (AMBAC Insured), VRDN (c)(f)	17,500,000	17,500,000
Series 1988 B, 3.77% (AMBAC Insured), VRDN (c)(f)	13,700,000	13,700,000
Series 1988 C, 3.77% (AMBAC Insured), VRDN (c)(f)	36,900,000	36,900,000
Series 1988 E, 3.77% (AMBAC Insured), VRDN (c)(f)	20,100,000	20,100,000
Series 1997 A, 3.8% (AMBAC Insured), VRDN (c)(f)	2,900,000	2,900,000
Series 1999 A, 3.79% (AMBAC Insured), VRDN (c)(f)	10,900,000	10,900,000
Series 2000 A, 3.8% (AMBAC Insured), VRDN (c)(f)	4,000,000	4,000,000
Series 2001 B, 3.8% (FSA Insured), VRDN (c)(f)	800,000	800,000
Series 2002 B, 3.8% (FSA Insured), VRDN (c)(f)	2,800,000	2,800,000
Series A:
3.79% (AMBAC Insured), VRDN (c)(f)	5,000,000	5,000,000
3.8% (AMBAC Insured), VRDN (c)(f)	2,500,000	2,500,000
3.8% (FSA Insured), VRDN (c)(f)	20,500,000	20,500,000
Series A1, 3.8% (AMBAC Insured), VRDN (c)(f)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.76%, LOC Unicredito Italiano SpA, VRDN (c)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.79% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	8,590,000	8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 00 1412, 3.79% (Liquidity Facility Morgan Stanley) (c)(h)	4,600,000	4,600,000
(King's College Proj.) Series 2002 J3, 3.74%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,400,000	2,400,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,500,000	2,500,000
Series LB 06 P35, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,095,000	2,095,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev.:
Participating VRDN:
Series Merlots 06 B15, 3.84% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 5,215,000	$ 5,215,000
Series Merlots 07 C50, 3.84% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,065,000	6,065,000
Series MT 163, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,285,000	2,285,000
Series PT 890, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	270,000	270,000
Series Putters 1213 B, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,925,000	1,925,000
Series Putters 152, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	6,130,000	6,130,000
Series Putters 1593, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	3,400,000	3,400,000
Series 2004 82B, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	12,000,000	12,000,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.8% (Liquidity Facility Citibank NA) (c)(h)	5,300,000	5,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.79% (Liquidity Facility Morgan Stanley) (c)(h)	2,129,000	2,129,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A3, 3.78% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,700,000	9,700,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,970,000	1,970,000
Series SG 118, 3.81% (Liquidity Facility Societe Generale) (c)(f)(h)	5,600,000	5,600,000
Series 2005 C, 3.83% (MBIA Insured), VRDN (c)(f)	11,200,000	11,200,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.81% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	5,700,000	5,700,000
Series PA 882, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,200,000	2,200,000
Series Putters 217, 3.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,715,000	7,715,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev.:
Participating VRDN Series MT 340, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 4,905,000	$ 4,905,000
(New Courtland Elder Services Proj.) 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,200,000	2,200,000
Philadelphia Gas Works Rev.:
Bonds:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,000,000
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (g)	5,500,000	5,567,222
Participating VRDN Series PT 1144, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,000,000	5,000,000
Philadelphia Muni. Auth. Rev. Bonds Series A, 5% 5/15/08 (FSA Insured)	5,000,000	5,055,482
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.79% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	3,370,000	3,370,000
Philadelphia School District TRAN Series A, 4.5% 6/27/08, LOC Bank of America NA (b)	9,000,000	9,066,240
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.8% (Liquidity Facility Citibank NA) (c)(h)	2,300,000	2,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	5,685,000	5,685,000
Sayre Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R 11029 CE, 3.79% (Liquidity Facility Citibank NA) (c)(h)	9,000,000	9,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.94%, LOC Dexia Cr. Local de France, VRDN (c)(f)	7,080,000	7,080,000
Southcentral Pennsylvania Gen. Auth. Rev.:
Participating VRDN Series ROC II R 604, 3.8% (Liquidity Facility Citibank NA) (c)(h)	2,355,000	2,355,000
(Hanover Lutheran Village Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,615,000	3,615,000
Swarthmore Borough Auth. College Rev. Participating VRDN Series ROC II R 9068, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	$ 5,900,000	$ 5,929,191
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) 3.76%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,000,000	4,000,000
		612,892,135
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,500,000	8,500,000

Other - 1.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (d)(e)	6,498,300	6,498,300
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $627,890,435)		627,890,435
NET OTHER ASSETS - 2.1%		13,142,772
NET ASSETS - 100%		$ 641,033,207
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,050,000 or 1.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 26,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,392,135)	$ 621,392,135
Fidelity Central Funds (cost $6,498,300)	6,498,300
Total Investments (cost $627,890,435)		$ 627,890,435
Cash		13,651,562
Receivable for investments sold		6,484,023
Receivable for fund shares sold		7,563,214
Interest receivable		3,793,255
Distributions receivable from Fidelity Central Funds		10,940
Other receivables		162,355
Total assets		659,555,784

Liabilities
Payable for investments purchased Regular delivery	$ 2,375,251
Delayed delivery	9,066,240
Payable for fund shares redeemed	6,787,553
Distributions payable	28,997
Accrued management fee	263,797
Other affiliated payables	739
Total liabilities		18,522,577

Net Assets		$ 641,033,207
Net Assets consist of:
Paid in capital		$ 640,950,834
Undistributed net investment income		78,542
Accumulated undistributed net realized gain (loss) on investments		3,831
Net Assets, for 640,917,844 shares outstanding		$ 641,033,207
Net Asset Value, offering price and redemption price per share ($641,033,207 ÷ 640,917,844 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 10,706,240
Income from Fidelity Central Funds		26,299
Total income		10,732,539

Expenses
Management fee	$ 1,482,411
Independent trustees' compensation	899
Total expenses before reductions	1,483,310
Expense reductions	(327,121)	1,156,189
Net investment income		9,576,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,739)
Net increase in net assets resulting from operations		$ 9,573,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,576,350	$ 13,880,659
Net realized gain (loss)	(2,739)	13,270
Net increase in net assets resulting from operations	9,573,611	13,893,929
Distributions to shareholders from net investment income	(9,575,970)	(13,880,912)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,067,141,658	1,357,859,696
Reinvestment of distributions	9,434,635	13,678,174
Cost of shares redeemed	(974,777,322)	(1,258,701,495)
Net increase (decrease) in net assets and shares resulting from share transactions	101,798,971	112,836,375
Total increase (decrease) in net assets	101,796,612	112,849,392

Net Assets
Beginning of period	539,236,595	426,387,203
End of period (including undistributed net investment income of $78,542 and undistributed net investment income of $78,162, respectively)	$ 641,033,207	$ 539,236,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.020	.008	.006	.011
Distributions from net investment income	(.016)	(.030)	(.020)	(.008)	(.006)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.62%	3.05%	2.02%	.81%	.65%	1.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.39%A	.38%	.41%	.48%	.49%	.46%
Net investment income	3.25%A	3.02%	2.02%	.80%	.66%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 641,033	$ 539,237	$ 426,387	$ 331,836	$ 294,312	$ 278,322

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 306,839,885	$ 5,846,185	$ (2,397,703)	$ 3,448,482
Fidelity Pennsylvania Municipal Money Market Fund	627,890,435	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin")equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $47,015,440 and $32,176,535, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%	|

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 377

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 2,269	$ 47,244

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $327,121 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only , as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity Pennsylvania Municipal Income Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-USAN-0807
1.787788.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Short-Intermediate
Municipal Income Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.48**
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.10	$ 7.11
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,004.60	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,009.70	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Institutional Class
Actual	$ 1,000.00	$ 1,008.50	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%**
Class T	.76%
Class B	1.43%
Class C	1.53%
Short-Intermediate Municipal Income	.50%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.73 and $3.76, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.1	17.0
Texas	11.2	11.3
Illinois	9.0	9.9
California	8.5	7.0
New Jersey	6.6	6.2
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	41.0
Escrowed/Pre-Refunded	14.7	13.4
Special Tax	9.1	9.7
Electric Utilities	9.0	8.6
Health Care	6.3	6.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	3.6	3.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 51.8%	AAA 54.6%
AA,A 37.8%	AA,A 35.9%
BBB 6.1%	BBB 6.8%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 3.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,112
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (g)	10,000	9,575
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,489
5% 11/15/11	1,000	1,027
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/08 (MBIA Insured) (f)	2,900	2,947
5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,133
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,129
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,158
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	507
5% 12/1/10	855	872
5% 12/1/12	750	767
		29,121
Alaska - 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,439
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,647
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	4,083
		10,169
Arizona - 1.3%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,433
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,141
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,109
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 06A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	2,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 663
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
		19,856
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,334
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,781
5.25% 7/1/13	2,400	2,556
5.25% 7/1/13 (MBIA Insured)	2,900	3,096
California Gen. Oblig.:
5% 2/1/09	1,640	1,672
5% 2/1/10	2,000	2,055
5% 2/1/11	4,000	4,137
5% 2/1/11	2,525	2,612
5% 10/1/11	1,650	1,716
5% 2/1/12	1,650	1,716
5% 3/1/12	15,000	15,611
5% 9/1/12	1,700	1,776
5% 10/1/12	12,600	13,171
5.125% 9/1/12	1,000	1,033
5.25% 9/1/10	18,550	19,308
5.25% 2/1/11	6,775	7,063
5.5% 3/1/11 (FGIC Insured)	3,210	3,388
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,714
5.75% 10/1/08	1,085	1,112
6.4% 9/1/08	3,075	3,169
6.5% 9/1/10	1,760	1,894
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,030
California State Univ. Rev. 5% 11/1/13 (FSA Insured) (b)	1,335	1,410
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,376
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,639
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Regents of the Univ. of California Rev.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (i)	$ 8,607	$ 8,653
Series K:
5% 5/15/09	1,000	1,022
5% 5/15/10	4,955	5,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,989
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,145
		133,573
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,292
Series F, 5% 11/15/12	1,225	1,264
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	617
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (f)	5,000	5,071
		9,244
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,233
Series F, 5% 12/1/11	23,100	24,062
		29,295
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	942
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,025
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,909
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (f)	6,460	6,548
		11,424
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	$ 4,025	$ 4,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,024
Series B, 5% 11/15/08	800	812
Series G:
5% 11/15/08	420	426
5% 11/15/09	435	443
5% 11/15/10	400	410
5% 11/15/11	700	720
Series I, 5%, tender 11/16/09 (c)	4,700	4,785
3.95%, tender 9/1/12 (c)	7,550	7,405
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,996
4.25%, tender 8/1/07 (c)(f)	6,000	5,999
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,614
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,119
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,547
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	3,855	3,898
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,157
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,486
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,405
5.5% 12/1/11 (FGIC Insured)	3,470	3,680
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,259
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001: - continued
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	$ 1,000	$ 976
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,646
		83,824
Georgia - 1.2%
Carroll County School District 5% 4/1/11	8,000	8,289
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,659
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,053
5% 1/1/11 (FGIC Insured)	3,000	3,106
		18,107
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,269
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,207
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,229
		36,885
Illinois - 9.0%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,530
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,050
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,255
5% 1/1/11 (AMBAC Insured)	3,625	3,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,165	1,208
5.5% 1/1/08 (AMBAC Insured)	5,000	5,043
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,999
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	$ 5,750	$ 5,939
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,598
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,470
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,008
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(f)	2,200	2,193
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,829
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,059
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,976
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,585
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,224
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,785
Series B:
3.1%, tender 7/1/07 (c)(g)	5	5
3.1%, tender 7/1/07 (c)	3,995	3,995
4.05%, tender 7/1/09 (c)	7,000	7,013
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/07	1,225	1,227
5% 10/1/08	1,000	1,012
5% 10/1/11	1,165	1,198
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,542
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,094
5.5% 8/1/10	1,460	1,524
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,421
Series A, 5% 10/1/09	2,600	2,659
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,047
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.) 5% 5/15/08	700	703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,741
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,407
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,713
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,308
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,441
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured) (b)	2,965	3,072
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,441
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	615
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,089
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,409
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,217
		140,864
Indiana - 3.3%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,033
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,888
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	1,994
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,795
5.25% 7/10/11 (FSA Insured)	2,295	2,401
5.25% 1/10/12 (FSA Insured)	1,355	1,423
5% 1/15/10 (FSA Insured)	1,835	1,882
5% 1/15/11 (FSA Insured)	1,910	1,974
5% 1/15/12 (FSA Insured)	1,990	2,070
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	$ 3,875	$ 3,573
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,435
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,038
5.25% 7/15/11 (MBIA Insured)	1,020	1,064
5.25% 1/15/12 (MBIA Insured)	1,045	1,093
5.25% 7/15/12 (MBIA Insured)	1,075	1,129
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,698
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,793
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,672
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,033
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,606
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,934
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,107
5.25% 7/15/11 (MBIA Insured)	1,125	1,175
5.25% 1/15/12 (MBIA Insured)	1,150	1,206
		52,007
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,404
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	562
5.25% 11/15/12	680	709
		3,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	$ 1,185	$ 1,205
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,885
		3,090
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,146
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,559
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,700
		7,445
Maryland - 0.3%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	711
5% 7/1/11 (AMBAC Insured)	1,985	2,061
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	604
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,588
		4,964
Massachusetts - 5.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,218
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,027
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,655
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,172
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,850
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,685
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,277
6% 2/1/10	2,500	2,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	$ 6,280	$ 6,589
Series 2001 A, 5.5% 1/1/11	5,000	5,244
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,184
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,636
5.5% 11/1/10 (FSA Insured)	10,000	10,490
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,753
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Massachusetts Wtr. Resources Auth. Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,171
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,308
		81,931
Michigan - 1.7%
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,265
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,835
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,103
4.184% 7/1/32 (FSA Insured) (c)	4,200	4,200
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,796
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,567
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,037
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,253
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,261
		27,317
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.): - continued
5.25% 12/1/10	$ 500	$ 516
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	253
5% 5/15/10	200	204
5% 5/15/11	300	307
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	480	479
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	974
		3,950
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	1,100	1,091
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,015
5% 8/15/11	1,000	1,025
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,264
		5,599
Missouri - 0.9%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,590
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,915
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11 (b)	$ 1,000	$ 1,013
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,127
		13,611
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,080
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,720
Nevada - 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/08 (AMBAC Insured) (f)	2,215	2,239
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,747
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,254
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,349
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,681
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,107
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,189
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,295
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,111
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	710
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,480
		37,003
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,457
3.5%, tender 2/1/09 (c)(f)	2,000	1,979
		4,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 5.6%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	$ 1,250	$ 1,264
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5% 1/1/09 (AMBAC Insured)	1,000	1,016
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,260
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,211
6.375% 11/1/11 (MBIA Insured)	7,470	8,167
New Jersey Tobacco Settlement Fing. Corp. 4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,075	2,087
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,356
6% 1/1/11 (MBIA Insured)	21,785	23,227
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,742
6.5% 6/15/11 (MBIA Insured)	5,000	5,456
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,252
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,307
		88,345
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,268
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,876
New York - 16.1%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,227
5% 1/1/12	1,175	1,217
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (g)	3,635	3,744
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,600
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,418
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 G, 5.5% 8/1/10	2,720	2,838
Series 2003 F, 5.5% 12/15/11	8,315	8,808
Series 2004 G, 5% 8/1/09	8,000	8,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,595
Series 2005 D, 5% 8/1/12	4,925	5,131
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,440
Series 2005 K:
5% 8/1/11	7,120	7,377
5% 8/1/12	4,360	4,542
Series 2005 O, 5% 6/1/12	7,500	7,804
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,074
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Subseries 2005 F1, 5% 9/1/15	3,560	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,636
New York City Transitional Fin. Auth. Rev.:
Series 2003 E, 5% 2/1/09	2,035	2,072
Series A:
5.5% 11/1/26 (a)	3,500	3,701
6% 11/1/28 (a)	44,300	47,615
Series B, 5.25% 2/1/29 (a)	3,100	3,224
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,380
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,724
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	12,985	13,641
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,641
New York Metropolitan Transit Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,064
5% 11/15/11	2,750	2,856
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,199
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,760	7,064
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,200	1,261
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	2,490	2,617
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (g)	2,280	2,396
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,428
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5% 6/1/10	$ 1,875	$ 1,927
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,683
5.5% 6/1/14	2,700	2,771
Series C1:
5.5% 6/1/15	1,300	1,349
5.5% 6/1/17	4,200	4,401
		252,338
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,221
127th Series, 5% 12/15/08 (AMBAC Insured) (f)	3,510	3,567
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		9,331
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	609
Series A, 5.5% 1/1/10	3,000	3,095
Series C, 5% 1/1/08	1,190	1,196
Series D, 5.375% 1/1/10	3,730	3,837
		8,737
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,622
Ohio - 1.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,021
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,091
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	958
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,261
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,061
		17,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 836
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,664
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,069
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,192
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,349
		18,110
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,247
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	612
5% 5/1/11 (FSA Insured)	1,000	1,037
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,186
		8,082
Pennsylvania - 2.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,379
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,788
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,471
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,607
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,600
5% 12/15/11	2,835	2,897
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,850
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,097
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,796
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,855
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,563
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,540
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,235
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,634
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	1,915
		45,251
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,046
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,203
5% 12/1/12	1,000	1,034
Univ. of Puerto Rico:
Series 06P, 5% 6/1/11	5,760	5,926
Series Q, 5% 6/1/11	4,825	4,964
		22,173
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,337
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,206
		3,544
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,702
5% 8/15/08	1,690	1,702
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,455	$ 1,496
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	562
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,404
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,136
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,021
		16,591
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,673
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,145
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,058
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,908
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,226
		18,716
Texas - 10.2%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,539
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	522
6% 1/1/13	1,270	1,335
6% 1/1/14	1,420	1,501
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured) (b)	3,000	3,092
5% 11/15/11 (FSA Insured) (b)	4,000	4,148
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,664
0% 11/15/10 (MBIA Insured)	5,300	4,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Series A:
5% 6/15/09 (FSA Insured)	$ 2,615	$ 2,671
5% 6/15/10 (FSA Insured)	1,000	1,029
Birdville Independent School District 5% 2/15/10	1,300	1,334
Brownsville Independent School District 5% 8/15/11	1,430	1,483
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
College Station Independent School District 5% 2/15/10	1,000	1,026
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,177
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,094
Fort Worth Independent School District 5% 2/15/12	1,500	1,559
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,754
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,799
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,162
5.25% 4/15/12 (FSA Insured)	2,000	2,105
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,935
5.25% 11/15/11 (FSA Insured)	4,430	4,651
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,099
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,830
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,205
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,546
5% 2/15/10 (MBIA Insured)	1,845	1,893
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,130
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,389
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,336
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,869
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (c)(g)	45	46
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	$ 5,000	$ 4,998
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,016
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,675
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,219
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,351
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	12,622
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,624
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,049
Socorro Independent School District 5% 8/15/09	2,070	2,115
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,138
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,779
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,054
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,167
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,083
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,292
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,882
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,336
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,000
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,151
Series B:
5% 8/15/09	11,255	11,505
5.25% 8/15/11	5,025	5,261
Wichita Falls Independent School District 0% 2/1/10	2,325	2,091
Ysleta Independent School District 0% 8/15/09	4,065	3,730
		160,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,178
0% 10/1/12 (AMBAC Insured)	3,800	3,038
0% 10/1/13 (AMBAC Insured)	3,760	2,871
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,763
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,868
		20,718
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	1,600	1,598
Washington - 2.4%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,234
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,735
5.25% 1/1/11 (FSA Insured)	1,935	2,014
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,803
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,215
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,880
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,012
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,067
5% 6/1/10 (FSA Insured)	1,000	1,029
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,045
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,038
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,653
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,619
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,056
		37,400
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 2,500	$ 2,571
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	893
Series B, 6.25% 2/15/10	1,015	1,062
(Wheaton Franciscan Services Proj.):
5% 8/15/11	1,315	1,338
5.75% 8/15/11	1,000	1,050
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,765	1,783
5% 8/15/10	1,870	1,897
		13,517
TOTAL MUNICIPAL BONDS (Cost $1,544,212)		1,529,064
Municipal Notes - 2.0%

New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,000	16,000
Texas - 1.0%
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series SG 104, 3.77% (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
TOTAL MUNICIPAL NOTES (Cost $31,992)		32,000
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (d)(e) (Cost $4,870)	4,869,900	4,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,581,074)		1,565,934
NET OTHER ASSETS - 0.0%		(746)
NET ASSETS - 100%		$ 1,565,188
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ (599)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	477
		$ 64,000	$ (122)
Security Type Abbreviation
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,653,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Regents of the Univ. of California Rev. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,607
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 9
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Escrowed/Pre-Refunded	14.7%
Special Tax	9.1%
Electric Utilities	9.0%
Health Care	6.3%
Transportation	6.2%
Education	5.7%
Others* (individually less than 5%)	8.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $5,570,000 of which $699,000 and $4,871,000 will expire on December 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,576,204)	$ 1,561,064
Fidelity Central Funds (cost $4,870)	4,870
Total Investments (cost $1,581,074)		$ 1,565,934
Cash		49
Receivable for fund shares sold		1,161
Interest receivable		21,219
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		4
Other receivables		309
Total assets		1,588,685

Liabilities
Payable for investments purchased Regular delivery	$ 7,000
Delayed delivery	12,829
Payable for fund shares redeemed	1,207
Distributions payable	1,390
Swap agreements, at value	122
Accrued management fee	475
Distribution fees payable	10
Other affiliated payables	433
Other payables and accrued expenses	31
Total liabilities		23,497

Net Assets		$ 1,565,188
Net Assets consist of:
Paid in capital		$ 1,588,361
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		(7,902)
Net unrealized appreciation (depreciation) on investments		(15,262)
Net Assets		$ 1,565,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,887 ÷ 876.2 shares)	$ 10.14

Maximum offering price per share (100/97.25 of $10.14)	$ 10.43
Class T: Net Asset Value and redemption price per share ($9,226 ÷ 911.1 shares)	$ 10.13

Maximum offering price per share (100/97.25 of $10.13)	$ 10.42
Class B: Net Asset Value and offering price per share ($2,180 ÷ 215.0 shares)A	$ 10.14

Class C: Net Asset Value and offering price per share ($5,360 ÷ 529.3 shares)A	$ 10.13

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,536,280 ÷ 151,697.2 shares)	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,255 ÷ 321.2 shares)	$ 10.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 27,361
Income from Fidelity Central Funds		9
Total income		27,370

Expenses
Management fee	$ 2,834
Transfer agent fees	710
Distribution fees	63
Accounting fees and expenses	146
Custodian fees and expenses	11
Independent trustees' compensation	2
Registration fees	82
Audit	29
Legal	5
Miscellaneous	9
Total expenses before reductions	3,891
Expense reductions	(507)	3,384
Net investment income		23,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,144)
Swap agreements	(122)
Total change in net unrealized appreciation (depreciation)		(8,266)
Net gain (loss)		(10,079)
Net increase (decrease) in net assets resulting from operations		$ 13,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,986	$ 48,409
Net realized gain (loss)	(1,813)	(4,249)
Change in net unrealized appreciation (depreciation)	(8,266)	1,984
Net increase (decrease) in net assets resulting from operations	13,907	46,144
Distributions to shareholders from net investment income	(23,993)	(48,409)
Share transactions - net increase (decrease)	55,343	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	45,273	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $9 and distributions in excess of net investment income of $2, respectively)	$ 1,565,188	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.149	.292	.268	.250	.115
Net realized and unrealized gain (loss)	(.071)	(.001)	(.177)	(.090)	.071
Total from investment operations	.078	.291	.091	.160	.186
Distributions from net investment income	(.148)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.148)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	.77%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.70% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.63% A	.56%	.58%	.64%	.64% A
Net investment income	2.94% A	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.146	.281	.257	.238	.110
Net realized and unrealized gain (loss)	(.060)	(.011)	(.167)	(.089)	.050
Total from investment operations	.086	.270	.090	.149	.160
Distributions from net investment income	(.146)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.146)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	.84%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69% A	.66%	.69%	.75%	.76% A
Net investment income	2.88% A	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.112	.215	.190	.172	.081
Net realized and unrealized gain (loss)	(.060)	(.012)	(.177)	(.080)	.059
Total from investment operations	.052	.203	.013	.092	.140
Distributions from net investment income	(.112)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.112)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	.51%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36% A	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.21% A	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.107	.204	.178	.159	.077
Net realized and unrealized gain (loss)	(.060)	(.011)	(.176)	(.080)	.048
Total from investment operations	.047	.193	.002	.079	.125
Distributions from net investment income	(.107)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.107)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	.46%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.46% A	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.11% A	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Income from Investment Operations
Net investment income D	.158	.307	.284	.268	.283	.336
Net realized and unrealized gain (loss)	(.060)	(.010)	(.177)	(.080)	.030	.317
Total from investment operations	.098	.297	.107	.188	.313	.653
Distributions from net investment income	(.158)	(.307)	(.284)	(.269)	(.283)	(.339)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)	(.064)
Total distributions	(.158)	(.307)	(.287)	(.288)	(.353)	(.403)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Total Return B, C	.97%	2.95%	1.06%	1.82%	3.01%	6.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.48%	.49%	.49%
Expenses net of all reductions	.43% A	.41%	.42%	.47%	.47%	.45%
Net investment income	3.14% A	3.01%	2.77%	2.57%	2.69%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,536	$ 1,485	$ 1,665	$ 1,841	$ 1,843	$ 1,683
Portfolio turnover rate F	26% A	28%	27%	45%	34%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.157	.306	.283	.265	.125
Net realized and unrealized gain (loss)	(.070)	-	(.176)	(.088)	.059
Total from investment operations	.087	.306	.107	.177	.184
Distributions from net investment income	(.157)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.157)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	.85%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.53% A	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.47% A	.41%	.42%	.48%	.47% A
Net investment income	3.11% A	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,491
Unrealized depreciation	(17,631)
Net unrealized appreciation (depreciation)	$ (15,140)
Cost for federal income tax purposes	$ 1,581,074

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,582 and $195,478, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9	$ -
Class T	0%	.25%	14	-
Class B	.65%	.25%	10	7
Class C	.75%	.25%	30	4
			$ 63	$ 11

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	-
Class B*	2
Class C*	3
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.09
Class T	5.10
Class B	1.11
Class C	3.11
Short-Intermediate Municipal Income	695.09
Institutional Class	2.12
	$ 710

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $146, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Class B	1
Class C	1
Short-Intermediate Municipal Income	340
Institutional Class	1
$ 347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 139	$ 317
Class T	162	388
Class B	24	63
Class C	62	157
Short-Intermediate Municipal Income	23,552	47,385
Institutional Class	54	99
Total	$ 23,993	$ 48,409

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	47	246	$ 478	$ 2,516
Reinvestment of distributions	11	25	115	253
Shares redeemed	(162)	(701)	(1,655)	(7,154)
Net increase (decrease)	(104)	(430)	$ (1,062)	$ (4,385)
Class T
Shares sold	183	302	$ 1,869	$ 3,071
Reinvestment of distributions	13	30	131	307
Shares redeemed	(512)	(564)	(5,213)	(5,739)
Net increase (decrease)	(316)	(232)	$ (3,213)	$ (2,361)
Class B
Shares sold	46	27	$ 472	$ 268
Reinvestment of distributions	2	4	16	45
Shares redeemed	(63)	(138)	(645)	(1,399)
Net increase (decrease)	(15)	(107)	$ (157)	$ (1,086)
Class C
Shares sold	50	162	$ 520	$ 1,641
Reinvestment of distributions	4	9	39	96
Shares redeemed	(164)	(536)	(1,671)	(5,451)
Net increase (decrease)	(110)	(365)	$ (1,112)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	22,742	38,594	$ 231,480	$ 392,661
Reinvestment of distributions	1,568	3,345	15,946	34,020
Shares redeemed	(18,324)	(59,417)	(186,459)	(603,968)
Net increase (decrease)	5,986	(17,478)	$ 60,967	$ (177,287)
Institutional Class
Shares sold	99	258	$ 1,001	$ 2,623
Reinvestment of distributions	2	5	22	47
Shares redeemed	(109)	(191)	(1,103)	(1,940)
Net increase (decrease)	(8)	72	$ (80)	$ 730

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short-Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class C ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STM-USAN-0807
1.787790.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Short-Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.48**
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.10	$ 7.11
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,004.60	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,009.70	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Institutional Class
Actual	$ 1,000.00	$ 1,008.50	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%**
Class T	.76%
Class B	1.43%
Class C	1.53%
Short-Intermediate Municipal Income	.50%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.73 and $3.76, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.1	17.0
Texas	11.2	11.3
Illinois	9.0	9.9
California	8.5	7.0
New Jersey	6.6	6.2
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	41.0
Escrowed/Pre-Refunded	14.7	13.4
Special Tax	9.1	9.7
Electric Utilities	9.0	8.6
Health Care	6.3	6.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	3.6	3.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 51.8%	AAA 54.6%
AA,A 37.8%	AA,A 35.9%
BBB 6.1%	BBB 6.8%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 3.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,112
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (g)	10,000	9,575
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,489
5% 11/15/11	1,000	1,027
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/08 (MBIA Insured) (f)	2,900	2,947
5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,133
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,129
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,158
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	507
5% 12/1/10	855	872
5% 12/1/12	750	767
		29,121
Alaska - 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,439
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,647
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	4,083
		10,169
Arizona - 1.3%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,433
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,141
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,109
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 06A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	2,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 663
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
		19,856
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,334
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,781
5.25% 7/1/13	2,400	2,556
5.25% 7/1/13 (MBIA Insured)	2,900	3,096
California Gen. Oblig.:
5% 2/1/09	1,640	1,672
5% 2/1/10	2,000	2,055
5% 2/1/11	4,000	4,137
5% 2/1/11	2,525	2,612
5% 10/1/11	1,650	1,716
5% 2/1/12	1,650	1,716
5% 3/1/12	15,000	15,611
5% 9/1/12	1,700	1,776
5% 10/1/12	12,600	13,171
5.125% 9/1/12	1,000	1,033
5.25% 9/1/10	18,550	19,308
5.25% 2/1/11	6,775	7,063
5.5% 3/1/11 (FGIC Insured)	3,210	3,388
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,714
5.75% 10/1/08	1,085	1,112
6.4% 9/1/08	3,075	3,169
6.5% 9/1/10	1,760	1,894
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,030
California State Univ. Rev. 5% 11/1/13 (FSA Insured) (b)	1,335	1,410
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,376
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,639
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Regents of the Univ. of California Rev.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (i)	$ 8,607	$ 8,653
Series K:
5% 5/15/09	1,000	1,022
5% 5/15/10	4,955	5,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,989
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,145
		133,573
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,292
Series F, 5% 11/15/12	1,225	1,264
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	617
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (f)	5,000	5,071
		9,244
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,233
Series F, 5% 12/1/11	23,100	24,062
		29,295
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	942
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,025
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,909
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (f)	6,460	6,548
		11,424
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	$ 4,025	$ 4,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,024
Series B, 5% 11/15/08	800	812
Series G:
5% 11/15/08	420	426
5% 11/15/09	435	443
5% 11/15/10	400	410
5% 11/15/11	700	720
Series I, 5%, tender 11/16/09 (c)	4,700	4,785
3.95%, tender 9/1/12 (c)	7,550	7,405
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,996
4.25%, tender 8/1/07 (c)(f)	6,000	5,999
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,614
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,119
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,547
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	3,855	3,898
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,157
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,486
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,405
5.5% 12/1/11 (FGIC Insured)	3,470	3,680
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,259
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001: - continued
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	$ 1,000	$ 976
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,646
		83,824
Georgia - 1.2%
Carroll County School District 5% 4/1/11	8,000	8,289
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,659
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,053
5% 1/1/11 (FGIC Insured)	3,000	3,106
		18,107
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,269
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,207
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,229
		36,885
Illinois - 9.0%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,530
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,050
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,255
5% 1/1/11 (AMBAC Insured)	3,625	3,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,165	1,208
5.5% 1/1/08 (AMBAC Insured)	5,000	5,043
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,999
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	$ 5,750	$ 5,939
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,598
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,470
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,008
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(f)	2,200	2,193
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,829
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,059
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,976
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,585
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,224
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,785
Series B:
3.1%, tender 7/1/07 (c)(g)	5	5
3.1%, tender 7/1/07 (c)	3,995	3,995
4.05%, tender 7/1/09 (c)	7,000	7,013
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/07	1,225	1,227
5% 10/1/08	1,000	1,012
5% 10/1/11	1,165	1,198
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,542
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,094
5.5% 8/1/10	1,460	1,524
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,421
Series A, 5% 10/1/09	2,600	2,659
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,047
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.) 5% 5/15/08	700	703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,741
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,407
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,713
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,308
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,441
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured) (b)	2,965	3,072
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,441
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	615
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,089
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,409
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,217
		140,864
Indiana - 3.3%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,033
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,888
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	1,994
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,795
5.25% 7/10/11 (FSA Insured)	2,295	2,401
5.25% 1/10/12 (FSA Insured)	1,355	1,423
5% 1/15/10 (FSA Insured)	1,835	1,882
5% 1/15/11 (FSA Insured)	1,910	1,974
5% 1/15/12 (FSA Insured)	1,990	2,070
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	$ 3,875	$ 3,573
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,435
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,038
5.25% 7/15/11 (MBIA Insured)	1,020	1,064
5.25% 1/15/12 (MBIA Insured)	1,045	1,093
5.25% 7/15/12 (MBIA Insured)	1,075	1,129
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,698
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,793
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,672
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,033
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,606
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,934
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,107
5.25% 7/15/11 (MBIA Insured)	1,125	1,175
5.25% 1/15/12 (MBIA Insured)	1,150	1,206
		52,007
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,404
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	562
5.25% 11/15/12	680	709
		3,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	$ 1,185	$ 1,205
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,885
		3,090
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,146
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,559
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,700
		7,445
Maryland - 0.3%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	711
5% 7/1/11 (AMBAC Insured)	1,985	2,061
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	604
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,588
		4,964
Massachusetts - 5.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,218
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,027
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,655
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,172
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,850
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,685
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,277
6% 2/1/10	2,500	2,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	$ 6,280	$ 6,589
Series 2001 A, 5.5% 1/1/11	5,000	5,244
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,184
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,636
5.5% 11/1/10 (FSA Insured)	10,000	10,490
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,753
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Massachusetts Wtr. Resources Auth. Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,171
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,308
		81,931
Michigan - 1.7%
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,265
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,835
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,103
4.184% 7/1/32 (FSA Insured) (c)	4,200	4,200
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,796
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,567
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,037
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,253
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,261
		27,317
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.): - continued
5.25% 12/1/10	$ 500	$ 516
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	253
5% 5/15/10	200	204
5% 5/15/11	300	307
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	480	479
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	974
		3,950
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	1,100	1,091
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,015
5% 8/15/11	1,000	1,025
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,264
		5,599
Missouri - 0.9%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,590
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,915
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11 (b)	$ 1,000	$ 1,013
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,127
		13,611
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,080
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,720
Nevada - 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/08 (AMBAC Insured) (f)	2,215	2,239
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,747
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,254
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,349
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,681
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,107
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,189
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,295
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,111
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	710
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,480
		37,003
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,457
3.5%, tender 2/1/09 (c)(f)	2,000	1,979
		4,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 5.6%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	$ 1,250	$ 1,264
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5% 1/1/09 (AMBAC Insured)	1,000	1,016
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,260
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,211
6.375% 11/1/11 (MBIA Insured)	7,470	8,167
New Jersey Tobacco Settlement Fing. Corp. 4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,075	2,087
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,356
6% 1/1/11 (MBIA Insured)	21,785	23,227
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,742
6.5% 6/15/11 (MBIA Insured)	5,000	5,456
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,252
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,307
		88,345
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,268
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,876
New York - 16.1%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,227
5% 1/1/12	1,175	1,217
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (g)	3,635	3,744
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,600
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,418
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 G, 5.5% 8/1/10	2,720	2,838
Series 2003 F, 5.5% 12/15/11	8,315	8,808
Series 2004 G, 5% 8/1/09	8,000	8,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,595
Series 2005 D, 5% 8/1/12	4,925	5,131
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,440
Series 2005 K:
5% 8/1/11	7,120	7,377
5% 8/1/12	4,360	4,542
Series 2005 O, 5% 6/1/12	7,500	7,804
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,074
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Subseries 2005 F1, 5% 9/1/15	3,560	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,636
New York City Transitional Fin. Auth. Rev.:
Series 2003 E, 5% 2/1/09	2,035	2,072
Series A:
5.5% 11/1/26 (a)	3,500	3,701
6% 11/1/28 (a)	44,300	47,615
Series B, 5.25% 2/1/29 (a)	3,100	3,224
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,380
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,724
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	12,985	13,641
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,641
New York Metropolitan Transit Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,064
5% 11/15/11	2,750	2,856
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,199
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,760	7,064
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,200	1,261
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	2,490	2,617
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (g)	2,280	2,396
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,428
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5% 6/1/10	$ 1,875	$ 1,927
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,683
5.5% 6/1/14	2,700	2,771
Series C1:
5.5% 6/1/15	1,300	1,349
5.5% 6/1/17	4,200	4,401
		252,338
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,221
127th Series, 5% 12/15/08 (AMBAC Insured) (f)	3,510	3,567
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		9,331
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	609
Series A, 5.5% 1/1/10	3,000	3,095
Series C, 5% 1/1/08	1,190	1,196
Series D, 5.375% 1/1/10	3,730	3,837
		8,737
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,622
Ohio - 1.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,021
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,091
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	958
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,261
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,061
		17,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 836
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,664
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,069
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,192
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,349
		18,110
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,247
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	612
5% 5/1/11 (FSA Insured)	1,000	1,037
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,186
		8,082
Pennsylvania - 2.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,379
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,788
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,471
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,607
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,600
5% 12/15/11	2,835	2,897
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,850
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,097
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,796
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,855
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,563
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,540
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,235
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,634
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	1,915
		45,251
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,046
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,203
5% 12/1/12	1,000	1,034
Univ. of Puerto Rico:
Series 06P, 5% 6/1/11	5,760	5,926
Series Q, 5% 6/1/11	4,825	4,964
		22,173
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,337
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,206
		3,544
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,702
5% 8/15/08	1,690	1,702
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,455	$ 1,496
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	562
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,404
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,136
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,021
		16,591
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,673
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,145
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,058
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,908
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,226
		18,716
Texas - 10.2%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,539
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	522
6% 1/1/13	1,270	1,335
6% 1/1/14	1,420	1,501
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured) (b)	3,000	3,092
5% 11/15/11 (FSA Insured) (b)	4,000	4,148
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,664
0% 11/15/10 (MBIA Insured)	5,300	4,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Series A:
5% 6/15/09 (FSA Insured)	$ 2,615	$ 2,671
5% 6/15/10 (FSA Insured)	1,000	1,029
Birdville Independent School District 5% 2/15/10	1,300	1,334
Brownsville Independent School District 5% 8/15/11	1,430	1,483
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
College Station Independent School District 5% 2/15/10	1,000	1,026
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,177
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,094
Fort Worth Independent School District 5% 2/15/12	1,500	1,559
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,754
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,799
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,162
5.25% 4/15/12 (FSA Insured)	2,000	2,105
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,935
5.25% 11/15/11 (FSA Insured)	4,430	4,651
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,099
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,830
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,205
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,546
5% 2/15/10 (MBIA Insured)	1,845	1,893
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,130
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,389
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,336
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,869
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (c)(g)	45	46
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	$ 5,000	$ 4,998
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,016
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,675
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,219
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,351
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	12,622
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,624
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,049
Socorro Independent School District 5% 8/15/09	2,070	2,115
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,138
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,779
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,054
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,167
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,083
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,292
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,882
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,336
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,000
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,151
Series B:
5% 8/15/09	11,255	11,505
5.25% 8/15/11	5,025	5,261
Wichita Falls Independent School District 0% 2/1/10	2,325	2,091
Ysleta Independent School District 0% 8/15/09	4,065	3,730
		160,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,178
0% 10/1/12 (AMBAC Insured)	3,800	3,038
0% 10/1/13 (AMBAC Insured)	3,760	2,871
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,763
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,868
		20,718
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	1,600	1,598
Washington - 2.4%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,234
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,735
5.25% 1/1/11 (FSA Insured)	1,935	2,014
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,803
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,215
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,880
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,012
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,067
5% 6/1/10 (FSA Insured)	1,000	1,029
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,045
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,038
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,653
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,619
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,056
		37,400
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 2,500	$ 2,571
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	893
Series B, 6.25% 2/15/10	1,015	1,062
(Wheaton Franciscan Services Proj.):
5% 8/15/11	1,315	1,338
5.75% 8/15/11	1,000	1,050
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,765	1,783
5% 8/15/10	1,870	1,897
		13,517
TOTAL MUNICIPAL BONDS (Cost $1,544,212)		1,529,064
Municipal Notes - 2.0%

New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,000	16,000
Texas - 1.0%
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series SG 104, 3.77% (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
TOTAL MUNICIPAL NOTES (Cost $31,992)		32,000
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (d)(e) (Cost $4,870)	4,869,900	4,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,581,074)		1,565,934
NET OTHER ASSETS - 0.0%		(746)
NET ASSETS - 100%		$ 1,565,188
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ (599)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	477
		$ 64,000	$ (122)
Security Type Abbreviation
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,653,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Regents of the Univ. of California Rev. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,607
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 9
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Escrowed/Pre-Refunded	14.7%
Special Tax	9.1%
Electric Utilities	9.0%
Health Care	6.3%
Transportation	6.2%
Education	5.7%
Others* (individually less than 5%)	8.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $5,570,000 of which $699,000 and $4,871,000 will expire on December 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,576,204)	$ 1,561,064
Fidelity Central Funds (cost $4,870)	4,870
Total Investments (cost $1,581,074)		$ 1,565,934
Cash		49
Receivable for fund shares sold		1,161
Interest receivable		21,219
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		4
Other receivables		309
Total assets		1,588,685

Liabilities
Payable for investments purchased Regular delivery	$ 7,000
Delayed delivery	12,829
Payable for fund shares redeemed	1,207
Distributions payable	1,390
Swap agreements, at value	122
Accrued management fee	475
Distribution fees payable	10
Other affiliated payables	433
Other payables and accrued expenses	31
Total liabilities		23,497

Net Assets		$ 1,565,188
Net Assets consist of:
Paid in capital		$ 1,588,361
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		(7,902)
Net unrealized appreciation (depreciation) on investments		(15,262)
Net Assets		$ 1,565,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,887 ÷ 876.2 shares)	$ 10.14

Maximum offering price per share (100/97.25 of $10.14)	$ 10.43
Class T: Net Asset Value and redemption price per share ($9,226 ÷ 911.1 shares)	$ 10.13

Maximum offering price per share (100/97.25 of $10.13)	$ 10.42
Class B: Net Asset Value and offering price per share ($2,180 ÷ 215.0 shares)A	$ 10.14

Class C: Net Asset Value and offering price per share ($5,360 ÷ 529.3 shares)A	$ 10.13

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,536,280 ÷ 151,697.2 shares)	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,255 ÷ 321.2 shares)	$ 10.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 27,361
Income from Fidelity Central Funds		9
Total income		27,370

Expenses
Management fee	$ 2,834
Transfer agent fees	710
Distribution fees	63
Accounting fees and expenses	146
Custodian fees and expenses	11
Independent trustees' compensation	2
Registration fees	82
Audit	29
Legal	5
Miscellaneous	9
Total expenses before reductions	3,891
Expense reductions	(507)	3,384
Net investment income		23,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,144)
Swap agreements	(122)
Total change in net unrealized appreciation (depreciation)		(8,266)
Net gain (loss)		(10,079)
Net increase (decrease) in net assets resulting from operations		$ 13,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,986	$ 48,409
Net realized gain (loss)	(1,813)	(4,249)
Change in net unrealized appreciation (depreciation)	(8,266)	1,984
Net increase (decrease) in net assets resulting from operations	13,907	46,144
Distributions to shareholders from net investment income	(23,993)	(48,409)
Share transactions - net increase (decrease)	55,343	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	45,273	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $9 and distributions in excess of net investment income of $2, respectively)	$ 1,565,188	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.149	.292	.268	.250	.115
Net realized and unrealized gain (loss)	(.071)	(.001)	(.177)	(.090)	.071
Total from investment operations	.078	.291	.091	.160	.186
Distributions from net investment income	(.148)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.148)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	.77%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.70% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.63% A	.56%	.58%	.64%	.64% A
Net investment income	2.94% A	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.146	.281	.257	.238	.110
Net realized and unrealized gain (loss)	(.060)	(.011)	(.167)	(.089)	.050
Total from investment operations	.086	.270	.090	.149	.160
Distributions from net investment income	(.146)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.146)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	.84%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69% A	.66%	.69%	.75%	.76% A
Net investment income	2.88% A	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.112	.215	.190	.172	.081
Net realized and unrealized gain (loss)	(.060)	(.012)	(.177)	(.080)	.059
Total from investment operations	.052	.203	.013	.092	.140
Distributions from net investment income	(.112)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.112)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	.51%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36% A	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.21% A	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.107	.204	.178	.159	.077
Net realized and unrealized gain (loss)	(.060)	(.011)	(.176)	(.080)	.048
Total from investment operations	.047	.193	.002	.079	.125
Distributions from net investment income	(.107)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.107)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	.46%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.46% A	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.11% A	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Income from Investment Operations
Net investment income D	.158	.307	.284	.268	.283	.336
Net realized and unrealized gain (loss)	(.060)	(.010)	(.177)	(.080)	.030	.317
Total from investment operations	.098	.297	.107	.188	.313	.653
Distributions from net investment income	(.158)	(.307)	(.284)	(.269)	(.283)	(.339)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)	(.064)
Total distributions	(.158)	(.307)	(.287)	(.288)	(.353)	(.403)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Total Return B, C	.97%	2.95%	1.06%	1.82%	3.01%	6.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.48%	.49%	.49%
Expenses net of all reductions	.43% A	.41%	.42%	.47%	.47%	.45%
Net investment income	3.14% A	3.01%	2.77%	2.57%	2.69%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,536	$ 1,485	$ 1,665	$ 1,841	$ 1,843	$ 1,683
Portfolio turnover rate F	26% A	28%	27%	45%	34%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.157	.306	.283	.265	.125
Net realized and unrealized gain (loss)	(.070)	-	(.176)	(.088)	.059
Total from investment operations	.087	.306	.107	.177	.184
Distributions from net investment income	(.157)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.157)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	.85%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.53% A	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.47% A	.41%	.42%	.48%	.47% A
Net investment income	3.11% A	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,491
Unrealized depreciation	(17,631)
Net unrealized appreciation (depreciation)	$ (15,140)
Cost for federal income tax purposes	$ 1,581,074

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,582 and $195,478, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9	$ -
Class T	0%	.25%	14	-
Class B	.65%	.25%	10	7
Class C	.75%	.25%	30	4
			$ 63	$ 11

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	-
Class B*	2
Class C*	3
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.09
Class T	5.10
Class B	1.11
Class C	3.11
Short-Intermediate Municipal Income	695.09
Institutional Class	2.12
	$ 710

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $146, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Class B	1
Class C	1
Short-Intermediate Municipal Income	340
Institutional Class	1
$ 347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 139	$ 317
Class T	162	388
Class B	24	63
Class C	62	157
Short-Intermediate Municipal Income	23,552	47,385
Institutional Class	54	99
Total	$ 23,993	$ 48,409

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	47	246	$ 478	$ 2,516
Reinvestment of distributions	11	25	115	253
Shares redeemed	(162)	(701)	(1,655)	(7,154)
Net increase (decrease)	(104)	(430)	$ (1,062)	$ (4,385)
Class T
Shares sold	183	302	$ 1,869	$ 3,071
Reinvestment of distributions	13	30	131	307
Shares redeemed	(512)	(564)	(5,213)	(5,739)
Net increase (decrease)	(316)	(232)	$ (3,213)	$ (2,361)
Class B
Shares sold	46	27	$ 472	$ 268
Reinvestment of distributions	2	4	16	45
Shares redeemed	(63)	(138)	(645)	(1,399)
Net increase (decrease)	(15)	(107)	$ (157)	$ (1,086)
Class C
Shares sold	50	162	$ 520	$ 1,641
Reinvestment of distributions	4	9	39	96
Shares redeemed	(164)	(536)	(1,671)	(5,451)
Net increase (decrease)	(110)	(365)	$ (1,112)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	22,742	38,594	$ 231,480	$ 392,661
Reinvestment of distributions	1,568	3,345	15,946	34,020
Shares redeemed	(18,324)	(59,417)	(186,459)	(603,968)
Net increase (decrease)	5,986	(17,478)	$ 60,967	$ (177,287)
Institutional Class
Shares sold	99	258	$ 1,001	$ 2,623
Reinvestment of distributions	2	5	22	47
Shares redeemed	(109)	(191)	(1,103)	(1,940)
Net increase (decrease)	(8)	72	$ (80)	$ 730

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short-Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class C ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTM-USAN-0807
1.803547.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2007

Institutional Class is a class of Fidelity® Short-Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.48**
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,005.10	$ 7.11
HypotheticalA	$ 1,000.00	$ 1,017.70	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,004.60	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
Short-Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,009.70	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.51
Institutional Class
Actual	$ 1,000.00	$ 1,008.50	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%**
Class T	.76%
Class B	1.43%
Class C	1.53%
Short-Intermediate Municipal Income	.50%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .75% and the expenses paid in the actual and hypothetical examples above would have been $3.73 and $3.76, respectively.

Semiannual Report

Investment Changes

Top Five States as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
New York	16.1	17.0
Texas	11.2	11.3
Illinois	9.0	9.9
California	8.5	7.0
New Jersey	6.6	6.2
Top Five Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.3	41.0
Escrowed/Pre-Refunded	14.7	13.4
Special Tax	9.1	9.7
Electric Utilities	9.0	8.6
Health Care	6.3	6.8
Weighted Average Maturity as of June 30, 2007
		6 months ago
Years	3.6	3.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior figure reflects this change.

Duration as of June 30, 2007
6 months ago
Years	2.9	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA 51.8%	AAA 54.6%
AA,A 37.8%	AA,A 35.9%
BBB 6.1%	BBB 6.8%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 3.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,112
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (g)	10,000	9,575
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,489
5% 11/15/11	1,000	1,027
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/08 (MBIA Insured) (f)	2,900	2,947
5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,133
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,129
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,158
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	507
5% 12/1/10	855	872
5% 12/1/12	750	767
		29,121
Alaska - 0.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,439
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,647
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	4,083
		10,169
Arizona - 1.3%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,433
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,141
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,109
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 06A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	2,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 663
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,552
		19,856
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,334
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,781
5.25% 7/1/13	2,400	2,556
5.25% 7/1/13 (MBIA Insured)	2,900	3,096
California Gen. Oblig.:
5% 2/1/09	1,640	1,672
5% 2/1/10	2,000	2,055
5% 2/1/11	4,000	4,137
5% 2/1/11	2,525	2,612
5% 10/1/11	1,650	1,716
5% 2/1/12	1,650	1,716
5% 3/1/12	15,000	15,611
5% 9/1/12	1,700	1,776
5% 10/1/12	12,600	13,171
5.125% 9/1/12	1,000	1,033
5.25% 9/1/10	18,550	19,308
5.25% 2/1/11	6,775	7,063
5.5% 3/1/11 (FGIC Insured)	3,210	3,388
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,714
5.75% 10/1/08	1,085	1,112
6.4% 9/1/08	3,075	3,169
6.5% 9/1/10	1,760	1,894
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,030
California State Univ. Rev. 5% 11/1/13 (FSA Insured) (b)	1,335	1,410
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,376
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,639
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Regents of the Univ. of California Rev.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (i)	$ 8,607	$ 8,653
Series K:
5% 5/15/09	1,000	1,022
5% 5/15/10	4,955	5,115
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,989
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,145
		133,573
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,292
Series F, 5% 11/15/12	1,225	1,264
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	617
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (f)	5,000	5,071
		9,244
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,233
Series F, 5% 12/1/11	23,100	24,062
		29,295
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	942
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,025
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,909
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (f)	6,460	6,548
		11,424
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	$ 4,025	$ 4,159
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,024
Series B, 5% 11/15/08	800	812
Series G:
5% 11/15/08	420	426
5% 11/15/09	435	443
5% 11/15/10	400	410
5% 11/15/11	700	720
Series I, 5%, tender 11/16/09 (c)	4,700	4,785
3.95%, tender 9/1/12 (c)	7,550	7,405
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,996
4.25%, tender 8/1/07 (c)(f)	6,000	5,999
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,614
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,025
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,119
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,547
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (g)	3,855	3,898
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,157
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,486
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,405
5.5% 12/1/11 (FGIC Insured)	3,470	3,680
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,259
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001: - continued
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	$ 1,000	$ 976
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,646
		83,824
Georgia - 1.2%
Carroll County School District 5% 4/1/11	8,000	8,289
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,659
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,053
5% 1/1/11 (FGIC Insured)	3,000	3,106
		18,107
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,269
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,207
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,229
		36,885
Illinois - 9.0%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,530
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,050
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,255
5% 1/1/11 (AMBAC Insured)	3,625	3,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,165	1,208
5.5% 1/1/08 (AMBAC Insured)	5,000	5,043
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,999
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	$ 5,750	$ 5,939
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,598
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,470
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,008
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(f)	2,200	2,193
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,829
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,059
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,976
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,585
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,224
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,785
Series B:
3.1%, tender 7/1/07 (c)(g)	5	5
3.1%, tender 7/1/07 (c)	3,995	3,995
4.05%, tender 7/1/09 (c)	7,000	7,013
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/07	1,225	1,227
5% 10/1/08	1,000	1,012
5% 10/1/11	1,165	1,198
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,542
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,094
5.5% 8/1/10	1,460	1,524
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,421
Series A, 5% 10/1/09	2,600	2,659
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,047
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.) 5% 5/15/08	700	703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	$ 2,000	$ 1,741
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,407
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,713
Kane, McHenry, Cook & DeKalb Counties Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,308
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,441
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured) (b)	2,965	3,072
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,441
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,310
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	615
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,089
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,409
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,217
		140,864
Indiana - 3.3%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,033
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,888
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	1,994
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,795
5.25% 7/10/11 (FSA Insured)	2,295	2,401
5.25% 1/10/12 (FSA Insured)	1,355	1,423
5% 1/15/10 (FSA Insured)	1,835	1,882
5% 1/15/11 (FSA Insured)	1,910	1,974
5% 1/15/12 (FSA Insured)	1,990	2,070
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	$ 3,875	$ 3,573
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,029
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,435
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,038
5.25% 7/15/11 (MBIA Insured)	1,020	1,064
5.25% 1/15/12 (MBIA Insured)	1,045	1,093
5.25% 7/15/12 (MBIA Insured)	1,075	1,129
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,698
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,793
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,672
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,033
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,606
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,934
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,107
5.25% 7/15/11 (MBIA Insured)	1,125	1,175
5.25% 1/15/12 (MBIA Insured)	1,150	1,206
		52,007
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,404
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	562
5.25% 11/15/12	680	709
		3,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	$ 1,185	$ 1,205
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,885
		3,090
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,040
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,146
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,559
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,700
		7,445
Maryland - 0.3%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	711
5% 7/1/11 (AMBAC Insured)	1,985	2,061
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	604
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,588
		4,964
Massachusetts - 5.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,218
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,027
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,655
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,172
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,850
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,685
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,277
6% 2/1/10	2,500	2,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	$ 6,280	$ 6,589
Series 2001 A, 5.5% 1/1/11	5,000	5,244
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,184
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,636
5.5% 11/1/10 (FSA Insured)	10,000	10,490
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,753
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,048
Massachusetts Wtr. Resources Auth. Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,171
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,308
		81,931
Michigan - 1.7%
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,265
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,835
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,103
4.184% 7/1/32 (FSA Insured) (c)	4,200	4,200
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,796
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,567
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,037
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,253
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,261
		27,317
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.): - continued
5.25% 12/1/10	$ 500	$ 516
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	253
5% 5/15/10	200	204
5% 5/15/11	300	307
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	480	479
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	974
		3,950
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	1,100	1,091
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,015
5% 8/15/11	1,000	1,025
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,264
		5,599
Missouri - 0.9%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,590
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,457
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,915
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11 (b)	$ 1,000	$ 1,013
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,127
		13,611
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,080
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,720
Nevada - 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/08 (AMBAC Insured) (f)	2,215	2,239
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,747
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,254
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,841
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,349
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,681
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,107
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,189
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,295
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,111
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	710
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,480
		37,003
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,457
3.5%, tender 2/1/09 (c)(f)	2,000	1,979
		4,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 5.6%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	$ 1,250	$ 1,264
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5% 1/1/09 (AMBAC Insured)	1,000	1,016
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,260
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,211
6.375% 11/1/11 (MBIA Insured)	7,470	8,167
New Jersey Tobacco Settlement Fing. Corp. 4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	2,075	2,087
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,356
6% 1/1/11 (MBIA Insured)	21,785	23,227
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,742
6.5% 6/15/11 (MBIA Insured)	5,000	5,456
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,252
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,307
		88,345
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,268
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,876
New York - 16.1%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,227
5% 1/1/12	1,175	1,217
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (g)	3,635	3,744
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,600
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,418
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 G, 5.5% 8/1/10	2,720	2,838
Series 2003 F, 5.5% 12/15/11	8,315	8,808
Series 2004 G, 5% 8/1/09	8,000	8,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,595
Series 2005 D, 5% 8/1/12	4,925	5,131
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,440
Series 2005 K:
5% 8/1/11	7,120	7,377
5% 8/1/12	4,360	4,542
Series 2005 O, 5% 6/1/12	7,500	7,804
Series A, 5.25% 11/1/14 (MBIA Insured)	600	635
Series B, 5.75% 8/1/14	1,000	1,074
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Subseries 2005 F1, 5% 9/1/15	3,560	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,636
New York City Transitional Fin. Auth. Rev.:
Series 2003 E, 5% 2/1/09	2,035	2,072
Series A:
5.5% 11/1/26 (a)	3,500	3,701
6% 11/1/28 (a)	44,300	47,615
Series B, 5.25% 2/1/29 (a)	3,100	3,224
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,380
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,724
5.75% 7/1/13 (AMBAC Insured)	1,000	1,066
Series C, 7.5% 7/1/10	12,985	13,641
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,641
New York Metropolitan Transit Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,064
5% 11/15/11	2,750	2,856
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,199
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,760	7,064
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,200	1,261
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	2,490	2,617
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (g)	2,280	2,396
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,428
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5% 6/1/10	$ 1,875	$ 1,927
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,683
5.5% 6/1/14	2,700	2,771
Series C1:
5.5% 6/1/15	1,300	1,349
5.5% 6/1/17	4,200	4,401
		252,338
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,221
127th Series, 5% 12/15/08 (AMBAC Insured) (f)	3,510	3,567
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,543
		9,331
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	609
Series A, 5.5% 1/1/10	3,000	3,095
Series C, 5% 1/1/08	1,190	1,196
Series D, 5.375% 1/1/10	3,730	3,837
		8,737
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,622
Ohio - 1.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,021
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,091
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	958
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,261
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,061
		17,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 836
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,664
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,069
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,192
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,349
		18,110
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,247
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	612
5% 5/1/11 (FSA Insured)	1,000	1,037
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,186
		8,082
Pennsylvania - 2.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,379
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,788
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,471
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,607
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,600
5% 12/15/11	2,835	2,897
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,850
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,097
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	$ 1,750	$ 1,796
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,855
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,563
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,540
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,235
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,634
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	1,915
		45,251
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,046
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,203
5% 12/1/12	1,000	1,034
Univ. of Puerto Rico:
Series 06P, 5% 6/1/11	5,760	5,926
Series Q, 5% 6/1/11	4,825	4,964
		22,173
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,337
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,206
		3,544
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,702
5% 8/15/08	1,690	1,702
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. 5% 12/1/10	$ 1,455	$ 1,496
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	562
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,404
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,076
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,136
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,021
		16,591
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,673
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,145
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,058
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,706
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,908
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,226
		18,716
Texas - 10.2%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,539
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	522
6% 1/1/13	1,270	1,335
6% 1/1/14	1,420	1,501
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured) (b)	3,000	3,092
5% 11/15/11 (FSA Insured) (b)	4,000	4,148
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,664
0% 11/15/10 (MBIA Insured)	5,300	4,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Series A:
5% 6/15/09 (FSA Insured)	$ 2,615	$ 2,671
5% 6/15/10 (FSA Insured)	1,000	1,029
Birdville Independent School District 5% 2/15/10	1,300	1,334
Brownsville Independent School District 5% 8/15/11	1,430	1,483
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,583
College Station Independent School District 5% 2/15/10	1,000	1,026
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,177
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,094
Fort Worth Independent School District 5% 2/15/12	1,500	1,559
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,754
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,799
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,162
5.25% 4/15/12 (FSA Insured)	2,000	2,105
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,935
5.25% 11/15/11 (FSA Insured)	4,430	4,651
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,099
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,830
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,205
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,546
5% 2/15/10 (MBIA Insured)	1,845	1,893
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,130
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,389
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,336
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,869
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (c)(g)	45	46
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	$ 5,000	$ 4,998
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,016
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,675
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,219
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,351
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	12,622
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,624
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,049
Socorro Independent School District 5% 8/15/09	2,070	2,115
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,138
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,779
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,054
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,167
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,083
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,292
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,882
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,336
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,000
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,151
Series B:
5% 8/15/09	11,255	11,505
5.25% 8/15/11	5,025	5,261
Wichita Falls Independent School District 0% 2/1/10	2,325	2,091
Ysleta Independent School District 0% 8/15/09	4,065	3,730
		160,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,178
0% 10/1/12 (AMBAC Insured)	3,800	3,038
0% 10/1/13 (AMBAC Insured)	3,760	2,871
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,763
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,868
		20,718
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	1,600	1,598
Washington - 2.4%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,234
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,735
5.25% 1/1/11 (FSA Insured)	1,935	2,014
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,803
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,215
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,880
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,012
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,067
5% 6/1/10 (FSA Insured)	1,000	1,029
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,045
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,038
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,653
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,619
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,056
		37,400
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,923
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 2,500	$ 2,571
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	893
Series B, 6.25% 2/15/10	1,015	1,062
(Wheaton Franciscan Services Proj.):
5% 8/15/11	1,315	1,338
5.75% 8/15/11	1,000	1,050
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,765	1,783
5% 8/15/10	1,870	1,897
		13,517
TOTAL MUNICIPAL BONDS (Cost $1,544,212)		1,529,064
Municipal Notes - 2.0%

New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,000	16,000
Texas - 1.0%
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series SG 104, 3.77% (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
TOTAL MUNICIPAL NOTES (Cost $31,992)		32,000
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 3.81% (d)(e) (Cost $4,870)	4,869,900	4,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,581,074)		1,565,934
NET OTHER ASSETS - 0.0%		(746)
NET ASSETS - 100%		$ 1,565,188
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ (599)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	477
		$ 64,000	$ (122)
Security Type Abbreviation
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,653,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Regents of the Univ. of California Rev. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,607
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 9
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.3%
Escrowed/Pre-Refunded	14.7%
Special Tax	9.1%
Electric Utilities	9.0%
Health Care	6.3%
Transportation	6.2%
Education	5.7%
Others* (individually less than 5%)	8.7%
100.0%
* Includes cash equivalents and net other assets
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $5,570,000 of which $699,000 and $4,871,000 will expire on December 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,576,204)	$ 1,561,064
Fidelity Central Funds (cost $4,870)	4,870
Total Investments (cost $1,581,074)		$ 1,565,934
Cash		49
Receivable for fund shares sold		1,161
Interest receivable		21,219
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		4
Other receivables		309
Total assets		1,588,685

Liabilities
Payable for investments purchased Regular delivery	$ 7,000
Delayed delivery	12,829
Payable for fund shares redeemed	1,207
Distributions payable	1,390
Swap agreements, at value	122
Accrued management fee	475
Distribution fees payable	10
Other affiliated payables	433
Other payables and accrued expenses	31
Total liabilities		23,497

Net Assets		$ 1,565,188
Net Assets consist of:
Paid in capital		$ 1,588,361
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		(7,902)
Net unrealized appreciation (depreciation) on investments		(15,262)
Net Assets		$ 1,565,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,887 ÷ 876.2 shares)	$ 10.14

Maximum offering price per share (100/97.25 of $10.14)	$ 10.43
Class T: Net Asset Value and redemption price per share ($9,226 ÷ 911.1 shares)	$ 10.13

Maximum offering price per share (100/97.25 of $10.13)	$ 10.42
Class B: Net Asset Value and offering price per share ($2,180 ÷ 215.0 shares)A	$ 10.14

Class C: Net Asset Value and offering price per share ($5,360 ÷ 529.3 shares)A	$ 10.13

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,536,280 ÷ 151,697.2 shares)	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,255 ÷ 321.2 shares)	$ 10.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 27,361
Income from Fidelity Central Funds		9
Total income		27,370

Expenses
Management fee	$ 2,834
Transfer agent fees	710
Distribution fees	63
Accounting fees and expenses	146
Custodian fees and expenses	11
Independent trustees' compensation	2
Registration fees	82
Audit	29
Legal	5
Miscellaneous	9
Total expenses before reductions	3,891
Expense reductions	(507)	3,384
Net investment income		23,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,144)
Swap agreements	(122)
Total change in net unrealized appreciation (depreciation)		(8,266)
Net gain (loss)		(10,079)
Net increase (decrease) in net assets resulting from operations		$ 13,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,986	$ 48,409
Net realized gain (loss)	(1,813)	(4,249)
Change in net unrealized appreciation (depreciation)	(8,266)	1,984
Net increase (decrease) in net assets resulting from operations	13,907	46,144
Distributions to shareholders from net investment income	(23,993)	(48,409)
Share transactions - net increase (decrease)	55,343	(188,103)
Redemption fees	16	13
Total increase (decrease) in net assets	45,273	(190,355)

Net Assets
Beginning of period	1,519,915	1,710,270
End of period (including distributions in excess of net investment income of $9 and distributions in excess of net investment income of $2, respectively)	$ 1,565,188	$ 1,519,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.21	$ 10.39	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income E	.149	.292	.268	.250	.115
Net realized and unrealized gain (loss)	(.071)	(.001)	(.177)	(.090)	.071
Total from investment operations	.078	.291	.091	.160	.186
Distributions from net investment income	(.148)	(.291)	(.268)	(.251)	(.111)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.148)	(.291)	(.271)	(.270)	(.176)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.21	$ 10.21	$ 10.39	$ 10.50
Total Return B, C, D	.77%	2.89%	.89%	1.55%	1.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.65%	.65%	.65%	.65% A
Expenses net of fee waivers, if any	.70% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.63% A	.56%	.58%	.64%	.64% A
Net investment income	2.94% A	2.86%	2.61%	2.41%	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 12	$ 9
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.37	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.146	.281	.257	.238	.110
Net realized and unrealized gain (loss)	(.060)	(.011)	(.167)	(.089)	.050
Total from investment operations	.086	.270	.090	.149	.160
Distributions from net investment income	(.146)	(.280)	(.257)	(.240)	(.105)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.146)	(.280)	(.260)	(.259)	(.170)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.37	$ 10.48
Total Return B, C, D	.84%	2.69%	.88%	1.44%	1.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.76%	.76%	.77% A
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.76%	.77% A
Expenses net of all reductions	.69% A	.66%	.69%	.75%	.76% A
Net investment income	2.88% A	2.76%	2.50%	2.30%	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 15	$ 20	$ 12
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.21	$ 10.39	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income E	.112	.215	.190	.172	.081
Net realized and unrealized gain (loss)	(.060)	(.012)	(.177)	(.080)	.059
Total from investment operations	.052	.203	.013	.092	.140
Distributions from net investment income	(.112)	(.213)	(.190)	(.173)	(.075)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.112)	(.213)	(.193)	(.192)	(.140)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.14	$ 10.20	$ 10.21	$ 10.39	$ 10.49
Total Return B, C, D	.51%	2.02%	.13%	.89%	1.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of fee waivers, if any	1.43% A	1.41%	1.41%	1.40%	1.40% A
Expenses net of all reductions	1.36% A	1.31%	1.34%	1.39%	1.39% A
Net investment income	2.21% A	2.11%	1.85%	1.65%	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 2
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income E	.107	.204	.178	.159	.077
Net realized and unrealized gain (loss)	(.060)	(.011)	(.176)	(.080)	.048
Total from investment operations	.047	.193	.002	.079	.125
Distributions from net investment income	(.107)	(.203)	(.179)	(.160)	(.070)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.107)	(.203)	(.182)	(.179)	(.135)
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48
Total Return B, C, D	.46%	1.92%	.02%	.77%	1.20%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of fee waivers, if any	1.53% A	1.51%	1.52%	1.52%	1.50% A
Expenses net of all reductions	1.46% A	1.41%	1.45%	1.51%	1.49% A
Net investment income	2.11% A	2.01%	1.74%	1.53%	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 10	$ 11	$ 8
Portfolio turnover rate G	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Intermediate Municipal Income

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52	$ 10.27
Income from Investment Operations
Net investment income D	.158	.307	.284	.268	.283	.336
Net realized and unrealized gain (loss)	(.060)	(.010)	(.177)	(.080)	.030	.317
Total from investment operations	.098	.297	.107	.188	.313	.653
Distributions from net investment income	(.158)	(.307)	(.284)	(.269)	(.283)	(.339)
Distributions from net realized gain	-	-	(.003)	(.019)	(.070)	(.064)
Total distributions	(.158)	(.307)	(.287)	(.288)	(.353)	(.403)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.19	$ 10.20	$ 10.38	$ 10.48	$ 10.52
Total Return B, C	.97%	2.95%	1.06%	1.82%	3.01%	6.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.48%	.49%	.49%
Expenses net of all reductions	.43% A	.41%	.42%	.47%	.47%	.45%
Net investment income	3.14% A	3.01%	2.77%	2.57%	2.69%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,536	$ 1,485	$ 1,665	$ 1,841	$ 1,843	$ 1,683
Portfolio turnover rate F	26% A	28%	27%	45%	34%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.20	$ 10.38	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income D	.157	.306	.283	.265	.125
Net realized and unrealized gain (loss)	(.070)	-	(.176)	(.088)	.059
Total from investment operations	.087	.306	.107	.177	.184
Distributions from net investment income	(.157)	(.306)	(.284)	(.268)	(.119)
Distributions from net realized gain	-	-	(.003)	(.019)	(.065)
Total distributions	(.157)	(.306)	(.287)	(.287)	(.184)
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 10.20	$ 10.20	$ 10.38	$ 10.49
Total Return B, C	.85%	3.05%	1.05%	1.71%	1.77%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.50%	.49%	.49%	.48% A
Expenses net of fee waivers, if any	.53% A	.50%	.49%	.49%	.48% A
Expenses net of all reductions	.47% A	.41%	.42%	.48%	.47% A
Net investment income	3.11% A	3.01%	2.77%	2.57%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,357	$ 2,625	$ 1,253	$ 414
Portfolio turnover rate F	26% A	28%	27%	45%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,491
Unrealized depreciation	(17,631)
Net unrealized appreciation (depreciation)	$ (15,140)
Cost for federal income tax purposes	$ 1,581,074

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $233,582 and $195,478, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9	$ -
Class T	0%	.25%	14	-
Class B	.65%	.25%	10	7
Class C	.75%	.25%	30	4
			$ 63	$ 11

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A and Class T shares (3.75% for Class A shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1
Class T	-
Class B*	2
Class C*	3
$ 6

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 4.09
Class T	5.10
Class B	1.11
Class C	3.11
Short-Intermediate Municipal Income	695.09
Institutional Class	2.12
	$ 710

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $146, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Class B	1
Class C	1
Short-Intermediate Municipal Income	340
Institutional Class	1
$ 347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 139	$ 317
Class T	162	388
Class B	24	63
Class C	62	157
Short-Intermediate Municipal Income	23,552	47,385
Institutional Class	54	99
Total	$ 23,993	$ 48,409

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	47	246	$ 478	$ 2,516
Reinvestment of distributions	11	25	115	253
Shares redeemed	(162)	(701)	(1,655)	(7,154)
Net increase (decrease)	(104)	(430)	$ (1,062)	$ (4,385)
Class T
Shares sold	183	302	$ 1,869	$ 3,071
Reinvestment of distributions	13	30	131	307
Shares redeemed	(512)	(564)	(5,213)	(5,739)
Net increase (decrease)	(316)	(232)	$ (3,213)	$ (2,361)
Class B
Shares sold	46	27	$ 472	$ 268
Reinvestment of distributions	2	4	16	45
Shares redeemed	(63)	(138)	(645)	(1,399)
Net increase (decrease)	(15)	(107)	$ (157)	$ (1,086)
Class C
Shares sold	50	162	$ 520	$ 1,641
Reinvestment of distributions	4	9	39	96
Shares redeemed	(164)	(536)	(1,671)	(5,451)
Net increase (decrease)	(110)	(365)	$ (1,112)	$ (3,714)
Short-Intermediate Municipal Income
Shares sold	22,742	38,594	$ 231,480	$ 392,661
Reinvestment of distributions	1,568	3,345	15,946	34,020
Shares redeemed	(18,324)	(59,417)	(186,459)	(603,968)
Net increase (decrease)	5,986	(17,478)	$ 60,967	$ (177,287)
Institutional Class
Shares sold	99	258	$ 1,001	$ 2,623
Reinvestment of distributions	2	5	22	47
Shares redeemed	(109)	(191)	(1,103)	(1,940)
Net increase (decrease)	(8)	72	$ (80)	$ 730

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Short-Intermediate Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Short-Intermediate Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Intermediate Municipal Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Short-Intermediate Municipal Income (retail class), and Institutional Class ranked below its competitive median for 2006, and the total expenses of Class C ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASTMI-USAN-0807
1.803550.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 16, 2007